UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

SEMI ANNUAL REPORT

June 30, 2022

Ticker Symbol

TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC

TIMOTHY PLAN US LARGE/MID CAP CORE ETF	TPLC

TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD

TIMOTHY PLAN INTERNATIONAL ETF	TPIF

TIMOTHY PLAN US LARGE/MID CAP CORE ENHANCED ETF	TPLE

TIMOTHY PLAN HIGH DIVIDEND STOCK ENHANCED ETF	TPHE

Listed and traded on: The New York Stock Exchange

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Schedule of Portfolio Investments

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.3%)
Communication Services (2.0%):
Advantage Solutions, Inc.(a)	15,022	57,084
Boston Omaha Corp., Class A(a)	3,830	79,089
Cars.com, Inc.(a)	6,795	64,077
EchoStar Corp., Class A(a)	4,376	84,457
Gray Television, Inc.	5,384	90,936
IDT Corp., Class B(a)	2,251	56,613
PubMatic, Inc.(a)	2,265	35,991
Sciplay Corp., Class A(a)	6,929	96,798
Shenandoah Telecommunication Co.	5,570	123,654
The EW Scripps Co., Class A(a)	6,275	78,249
Thryv Holdings, Inc.(a)	3,209	71,849
US Cellular Corp.(a)	4,541	131,507

		970,304
Consumer Discretionary (12.5%):
1-800-Flowers.com, Inc., Class A(a)	5,467	51,991
Aaron S Co., Inc. The	4,050	58,928
Academy Sports Outdoors, Inc.	2,258	80,249
American Axle & Manufacturing Holdings, Inc.(a)	11,973	90,157
Arko Corp.	11,214	91,506
Big Lots, Inc.	2,309	48,420
Bloomin’ Brands, Inc.	4,128	68,607
Boot Barn Holdings, Inc.(a)	934	64,362
Brinker International, Inc.(a)	2,428	53,489
Caleres, Inc.	3,937	103,307
Camping World Holdings, Inc., Class A	3,494	75,435
Carriage Services, Inc.	2,498	99,046
Cavco Industries, Inc.(a)	476	93,291
Century Communities, Inc.	2,095	94,212
Cheesecake Factory, Inc.	2,557	67,556
Chuy’s Holdings, Inc.(a)	3,551	70,736

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (12.5%): (continued)
Clarus Corp.	5,445	103,401
Dana, Inc.	5,583	78,553
Dave & Buster’s Entertainment, Inc.(a)	1,735	56,873
Denny’s Corp.(a)	7,934	68,867
Dine Brands Global, Inc.	1,239	80,634
Dorman Products, Inc.(a)	1,561	171,257
Dream Finders Homes, Inc., Class(a)	5,084	54,094
Ethan Allen Interiors, Inc.	4,587	92,703
Fossil Group, Inc.(a)	5,708	29,510
Franchise Group, Inc.	2,448	85,851
Frontdoor, Inc.(a)	3,812	91,793
Funko, Inc., Class A(a)	4,751	106,042
Genesco, Inc.(a)	1,286	64,184
Gentherm, Inc.(a)	1,321	82,444
G-III Apparel Group Ltd.(a)	3,341	67,588
GoPro, Inc., Class A(a)	12,809	70,834
Graham Holdings Co., Class B	272	154,180
Green Brick Partners, Inc.(a)	4,839	94,699
Groupon, Inc.(a)	2,926	33,064
Guess?, Inc.	3,376	57,561
iRobot Corp.(a)	1,468	53,949
Jack In The Box, Inc.	1,563	87,622
Johnson Outdoors, Inc., Class A	1,893	115,776
Kontoor Brands, Inc.	2,357	78,653
La Z Boy, Inc.	4,046	95,931
M/I Homes, Inc.(a)	2,607	103,394
Malibu Boats, Inc.(a)	1,987	104,735
MarineMax, Inc.(a)	2,456	88,711
Monro, Inc.	2,512	107,715
Movado Group, Inc.	2,412	74,603
National Vision Holdings, Inc.(a)	2,541	69,877

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (12.5%): (continued)
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,616	94,940
OneWater Marine, Inc.(a)	2,661	87,946
Oxford Industries, Inc.	1,267	112,434
Patrick Industries, Inc.	1,852	96,008
Perdoceo Education Corp.(a)	13,184	155,308
Qurate Retail, Inc.	15,330	43,997
Rent-A-Center, Inc.	3,298	64,146
Ruth’s Hospitality Group, Inc.	4,681	76,113
Sally Beauty Holdings, Inc.(a)	5,619	66,978
Shoe Carnival, Inc.	2,815	60,832
Smith & Wesson Brands, Inc.	5,425	71,230
Sonic Automotive, Inc., Class A	2,462	90,183
Standard Motor Products	3,867	173,976
Strategic Education, Inc.	1,419	100,153
Stride, Inc.(a)	2,608	106,380
Sturm Ruger & Co.	2,064	131,374
The Buckle, Inc.	2,798	77,477
The Children’s Place, Inc.(a)	1,374	53,476
Tri Pointe Group, Inc.(a)	6,257	105,556
Tupperware Corp.(a)	3,943	24,999
Vista Outdoor, Inc.(a)	2,992	83,477
Winmark Corp.	612	119,689
Winnebago Industries, Inc.	1,799	87,359
Wolverine World Wide, Inc.	5,119	103,199
XPEL, Inc.(a)	1,671	76,749
Zumiez, Inc.(a)	2,185	56,810

		6,157,179
Consumer Staples (6.3%):
B&G Foods, Inc.	5,813	138,233
BellRing Brands, Inc.(a)	3,728	92,790
Central Garden And Pet Co., Class A(a)	3,687	147,517

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (6.3%): (continued)
Edgewell Personal Care Co.	3,184	109,912
elf Beauty, Inc.(a)	4,647	142,570
Energizer Holdings, Inc.	5,701	161,623
Fresh Del Monte Produce, Inc.	5,143	151,873
Grocery Outlet Holding Corp.(a)	3,047	129,894
Hostess Brands, Inc.(a)	8,113	172,077
Ingles Markets, Inc.	1,483	128,650
Inter Parfums, Inc.	1,538	112,366
John B. Sanfilippo & Son, Inc.	2,689	194,925
Medifast, Inc.	582	105,057
Mission Produce, Inc.(a)	9,504	135,432
Nu Skin Enterprises, Inc., Class A	2,305	99,806
PriceSmart, Inc.	1,787	128,003
SpartanNash Co.	4,198	126,654
The Andersons, Inc.	2,318	76,471
Tootsie Roll Industries, Inc.	4,476	158,226
United Natural Foods, Inc.(a)	1,967	77,500
Usana Health Sciences, Inc.(a)	2,022	146,312
Utz Brands, Inc.	7,134	98,592
WD-40 Co.	737	148,402
Weis Markets, Inc.	1,954	145,651

		3,128,536
Energy (2.1%):
Arch Resources, Inc.	589	84,280
Archrock, Inc.	12,135	100,356
Brigham Minerals, Inc.	4,025	99,136
Centennial Resource Development, Inc., Class A(a)	7,167	42,859
Chord Energy Corp.	650	79,073
CONSOL Energy, Inc.(a)	1,521	75,107
Core Laboratories N.V.	2,347	46,494
CVR Energy, Inc.	2,568	86,028

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (2.1%): (continued)
Gulfport Energy Corp.(a)	1,206	95,889
Laredo Petroleum, Inc.(a)	619	42,674
Noble Corp.(a)	2,692	68,242
PBF Energy, Inc.(a)	2,022	58,678
Peabody Energy Corp.(a)	1,517	32,358
RPC, Inc.(a)	5,662	39,124
World Fuel Services Corp.	4,339	88,776

		1,039,074
Financials (25.2%):
1st Source Corp.	3,710	168,434
Amerant BanCorp, Inc.	4,507	126,737
Amerisafe, Inc.	3,051	158,683
AssetMark Financial Holdings, Inc.(a)	7,553	141,770
B Riley Financial, Inc.	1,627	68,741
Banc of California, Inc.	6,918	121,895
Bancfirst Corp.	2,300	220,133
Banner Corp.	2,556	143,673
Berkshire Hills BanCorp, Inc.	5,213	129,126
BGC Partners, Inc., Class A	31,966	107,725
Brightsphere Investment Group, Inc.	5,715	102,927
Brookline BanCorp, Inc.	11,694	155,647
Capitol Federal Financial, Inc.	19,809	181,847
City Holding Co.	2,579	206,011
CNO Financial Group, Inc.	6,183	111,850
Columbia Banking System, Inc.	3,897	111,649
Columbia Financial, Inc.(a)	9,236	201,437
ConnectOne BanCorp, Inc.	5,053	123,546
Customers BanCorp, Inc.(a)	1,705	57,800
Dime Community Bancshares, Inc.	4,937	146,382
Donnelley Financial Solutions, Inc.(a)	3,039	89,012
Employers Holdings, Inc.	4,386	183,730

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (25.2%): (continued)
Encore Capital Group, Inc.(a)	2,531	146,216
Enova International, Inc.(a)	2,566	73,952
Enterprise Financial Services Corp.	3,804	157,866
FB Financial Corp.	3,662	143,624
Federal Agricultural Mortgage Corp., Class C	1,391	135,831
First BanCorp.	8,939	115,403
First BanCorp.	3,560	124,244
First Busey Corp.	6,241	142,607
First Commonwealth Financial Corp.	10,784	144,721
First Financial BanCorp.	6,823	132,366
First Foundation, Inc.	6,023	123,351
First Merchants Corp.	3,926	139,844
FirstCash Holdings, Inc.	1,744	121,225
Fulton Financial Corp.	9,662	139,616
Genworth Financial, Inc.(a)	29,892	105,519
German American BanCorp, Inc.	4,034	137,882
Green Dot Corp., Class A(a)	3,829	96,146
Heartland Financial USA, Inc.	3,365	139,782
Hilltop Holdings, Inc.	5,404	144,071
Hope BanCorp, Inc.	9,134	126,415
Horace Mann Educators	4,592	176,241
International Bancshares Corp.	3,536	141,723
Lakeland BanCorp, Inc.	10,630	155,411
Lakeland Financial Corp.	2,058	136,692
Lendingclub Corp.(a)	2,948	34,462
Lendingtree, Inc.(a)	696	30,499
Live Oak Bancshares, Inc.	1,784	60,460
Merchants BanCorp	5,339	121,035
Meta Financial Group, Inc.	2,464	95,283
Metropolitan Bank Holding Corp.(a)	1,172	81,360
National Bank Holdings Corp., Class A	3,987	152,582

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (25.2%): (continued)
Navient Corp.	6,573	91,956
NBT BanCorp, Inc.	4,938	185,619
Nicolet Bankshares, Inc.(a)	2,047	148,080
NMI Holdings, Inc.(a)	6,182	102,930
Northwest Bancshares, Inc.	15,009	192,115
Oceanfirst Financial Corp.	8,380	160,309
OFG BanCorp	5,050	128,270
Open Lending Corp.(a)	4,010	41,022
Origin BanCorp, Inc.	4,149	160,981
Palomar Holdings, Inc.(a)	1,525	98,210
Park National Corp.	1,278	154,958
Piper Sandler Cos.	1,036	117,441
PJT Partners, Inc., Class A	2,161	151,875
PRA Group, Inc.(a)	3,844	139,768
Preferred Bank	2,268	154,269
Premier Financial Corp.	4,921	124,747
ProAssurance Corp.	5,742	135,683
PROG Holdings, Inc.(a)	3,265	53,873
Provident Financial Services, Inc.	8,598	191,391
Renasant Corp.	4,726	136,156
S&T BanCorp, Inc.	5,463	149,850
Safety Insurance Group, Inc.	2,413	234,302
Sandy Spring BanCorp, Inc.	3,419	133,580
Seacoast Banking Corp.	3,963	130,938
SiriusPoint, Ltd.(a)	23,667	128,275
Southside Bancshares, Inc.	4,371	163,563
Stewart Information Services	2,904	144,474
Stock Yards BanCorp, Inc.	2,860	171,085
StoneX Group, Inc.(a)	1,682	131,314
The BanCorp, Inc.(a)	3,432	66,993
Tompkins Financial Corp.	2,171	156,529

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (25.2%): (continued)
Towne Bank	5,738	155,787
TriCo Bancshares	4,277	195,202
Triumph BanCorp, Inc.(a)	1,205	75,385
Trustmark Corp.	4,983	145,454
Veritex Holdings, Inc.	3,688	107,911
Virtus Investment Partners, Inc.	555	94,916
Washington Federal, Inc.	5,477	164,420
WesBanco, Inc.	4,234	134,260
Westamerica BanCorp.	3,218	179,114
World Acceptance Corp.(a)	359	40,294

		12,408,483
Health Care (9.7%):
AdaptHealth Corp.(a)	5,431	97,975
Addus Homecare Corp.(a)	1,112	92,607
Agiliti, Inc.(a)	3,994	81,917
Allscripts Healthcare Solutions, Inc.(a)	5,524	81,921
AnaptysBio, Inc.(a)	3,324	67,477
Apollo Medical Holdings, Inc.(a)	1,112	42,912
Arcus Biosciences, Inc.(a)	1,974	50,021
Atrion Corp.	176	110,679
Avanos Medical, Inc.(a)	3,442	94,104
Aveanna Healthcare Holdings, Inc.(a)	21,210	47,935
Avid Bioservices, Inc.(a)	3,789	57,820
Bioventus, Inc.(a)	7,049	48,074
Catalyst Pharmaceuticals, Inc.(a)	10,585	74,201
Collegium Pharmaceutical, Inc.(a)	4,548	80,591
Community Health Systems, Inc.(a)	6,324	23,715
Corcept Therapeutics, Inc.(a)	3,416	81,233
CorVel Corp.(a)	713	105,004
Cross Country Healthcare, Inc.(a)	3,139	65,385
Cutera, Inc.(a)	1,274	47,775

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (9.7%): (continued)
Dynavax Technologies Corp.(a)	5,218	65,695
Emergent Biosolutions, Inc.(a)	1,589	49,323
Fulgent Genetics, Inc.(a)	1,167	63,637
Haemonetics Corp.(a)	1,511	98,487
Hanger, Inc.(a)	6,237	89,314
Harmony Biosciences Holdings, Inc.(a)	1,702	83,007
Innovage Holding Corp.(a)	8,361	36,621
Innoviva, Inc.(a)	5,809	85,741
Integer Holdings Corp.(a)	1,801	127,259
Ironwood Pharmaceuticals, Inc.(a)	11,928	137,530
iTeos Therapeutics, Inc.(a)	2,464	50,758
Lemaitre Vascular, Inc.	2,834	129,089
Ligand Pharmaceuticals, Inc.(a)	756	67,450
Mesa Laboratories, Inc.	626	127,667
Multiplan Corp.(a)	10,618	58,293
National Healthcare Corp.	2,294	160,351
National Research Corp.	3,312	126,783
Natus Medical, Inc.(a)	4,516	147,989
Nextgen Healthcare, Inc.(a)	6,952	121,243
OptimizeRx Corp.(a)	1,784	48,864
Organogenesis Holdings, Inc.(a)	8,124	39,645
Pacira BioSciences, Inc.(a)	1,531	89,257
Patterson Cos., Inc.	4,651	140,925
Pediatrix Medical Group, Inc.(a)	5,415	113,769
Phibro Animal Health Corp., Class A	6,633	126,889
Prestige Consumer Healthcare, Inc.(a)	3,010	176,988
Prothena Corp. PLC(a)	1,834	49,793
RadNet, Inc.(a)	4,180	72,230
Regenxbio, Inc.(a)	1,911	47,202
Simulations Plus, Inc.	1,940	95,700
Supernus Pharmaceuticals, Inc.(a)	3,533	102,174

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (9.7%): (continued)
Syndax Pharmaceuticals, Inc.(a)	4,406	84,772
U.S. Physical Therapy, Inc.	1,106	120,775
UniQure N.V.(a)	3,780	70,459
Varex Imaging Corp.(a)	5,762	123,249
Xencor, Inc.(a)	3,909	106,989

		4,787,263
Industrials (23.1%):
AAR Corp.(a)	2,556	106,943
ACCO Brands Corp.	16,443	107,373
AerSale Corp.(a)	5,280	76,613
Air Transport Services Group(a)	4,797	137,818
Alamo Group, Inc.	1,300	151,359
Albany International Corp.	1,796	141,507
Altra Industrial Motion Corp.	3,391	119,533
ArcBest Corp.	1,176	82,755
Arcosa, Inc.	2,307	107,114
Astec Industries, Inc.	2,840	115,815
Atlas Air Worldwide Holdings, Inc.(a)	2,044	126,135
AZZ, Inc.	4,057	165,607
Barnes Group, Inc.	4,218	131,349
Bluelinx Holdings, Inc.(a)	947	63,269
Brady Corp.	4,026	190,188
BrightView Holdings, Inc.(a)	9,336	112,032
CBIZ, Inc.(a)	4,349	173,786
Columbus McKinnon Corp.	3,484	98,841
Construction Partners, Inc., Class A(a)	4,278	89,581
CRA International, Inc.	1,341	119,778
CSW Industrials, Inc.	1,464	150,836
Daseke, Inc.(a)	13,755	87,894
Deluxe Corp.	4,122	89,324
Douglas Dynamics, Inc.	4,251	122,174

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.1%): (continued)
Dycom Industries, Inc.(a)	977	90,900
Eagle Bulk Shipping, Inc.	1,137	58,988
Encore Wire Corp.	869	90,306
Energy Recovery, Inc.(a)	6,011	116,734
Enerpac Tool Group Corp.	6,567	124,904
EnPro Industries, Inc.	1,381	113,145
ESCO Technologies, Inc.	2,498	170,788
Federal Signal Corp.	5,116	182,130
Forrester Research, Inc.(a)	2,744	131,273
Forward Air Corp.	1,512	139,044
Franklin Covey Co.(a)	2,877	132,860
Genco Shipping Trading, Ltd.	3,499	67,601
Gibraltar Industries, Inc.(a)	2,906	112,607
Global Industrial Co.	4,184	141,294
GMS, Inc.(a)	2,043	90,913
Gorman-Rupp Co.	4,493	127,152
GrafTech International, Ltd.	9,224	65,214
Granite Construction, Inc.	3,962	115,453
Great Lakes Dredge & Dock Corp.(a)	12,011	157,464
Griffon Corp.	6,743	189,006
H&E Equipment Services, Inc.	2,470	71,556
Healthcare Services Group	6,510	113,339
Heartland Express, Inc.	16,086	223,756
Heidrick & Struggles International, Inc.	3,512	113,648
Helios Technologies, Inc.	1,454	96,328
Heritage-Crystal Clean, Inc.(a)	4,969	133,964
HNI Corp.	3,858	133,834
Huron Consulting Group, Inc.(a)	2,639	171,509
Hydrofarm Holdings Group, Inc.(a)	4,462	15,528
ICF International, Inc.	1,769	168,055
IES Holdings, Inc.(a)	3,244	97,871

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.1%): (continued)
Insteel Industries, Inc.	3,321	111,818
Interface, Inc.	8,215	103,016
Janus International Group, Inc.(a)	9,951	89,858
Jeld-Wen Holding, Inc.(a)	5,214	76,072
Kadant, Inc.	728	132,751
Kaman Corp.	3,092	96,625
KAR Auction Services, Inc.(a)	3,888	57,426
Kelly Services, Inc., Class A	4,527	89,770
Kennametal, Inc.	4,839	112,410
Kforce, Inc.	1,698	104,155
Lindsay Corp.	958	127,242
Marten Transport Ltd.	9,919	166,838
Maxar Technologies, Inc.	1,848	48,214
McGrath Rentcorp	1,961	149,036
Moog, Inc., Class A	1,714	136,074
Mueller Water Products, Inc., Class A	11,421	133,968
MYR Group, Inc.(a)	1,440	126,907
NOW, Inc.(a)	8,265	80,832
NV5 Global, Inc.(a)	869	101,447
Omega Flex, Inc.	957	102,992
Pam Transportation Services, Inc.(a)	2,946	80,691
PGT Innovations, Inc.(a)	7,600	126,464
Pitney Bowes, Inc.	18,843	68,212
Primoris Services Corp.	4,017	87,410
Proto Labs, Inc.(a)	1,716	82,093
Quanex Building Products Corp.	6,877	156,452
REV Group, Inc.	6,782	73,720
Rush Enterprises, Inc., Class A	3,290	158,578
Shoals Technologies Group, Inc.(a)	4,368	71,985
SkyWest, Inc.(a)	2,731	58,034
SP Plus Corp.(a)	3,956	121,528

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.1%): (continued)
SPX Corp.(a)	3,110	164,332
Standex International Corp.	1,877	159,132
Sterling Construction Co., Inc.(a)	4,210	92,283
Sun Country Airlines Holdings, Inc.(a)	3,325	60,981
Tennant Co.	2,616	154,998
Terex Corp.	3,102	84,902
The Greenbrier Cos., Inc.	2,677	96,345
The Shyft Group, Inc.	2,954	54,915
Titan International, Inc.(a)	5,384	81,298
Trinity Industries, Inc.	4,560	110,443
TrueBlue, Inc.(a)	4,119	73,730
Veritiv Corp.(a)	498	54,058
Wabash National Corp.	8,710	118,282
Werner Enterprises, Inc.	4,915	189,424

		11,352,529
Information Technology (10.2%):
3D Systems Corp.(a)	4,400	42,680
A10 Networks, Inc.	5,183	74,532
ACM Research, Inc., Class A(a)	3,102	52,207
Alpha & Omega Semiconductor, Ltd.(a)	1,338	44,609
American Software, Inc., Class A	5,528	89,333
Avid Technology, Inc.(a)	2,060	53,457
Axcelis Technologies, Inc.(a)	1,230	67,453
Badger Meter, Inc.	1,477	119,475
Belden, Inc.	2,564	136,584
Benchmark Electronics, Inc.	6,357	143,414
Cambium Networks Corp.(a)	2,980	43,657
Cerence, Inc.(a)	1,850	46,676
CEVA, Inc.(a)	2,634	88,397
Clearfield, Inc.(a)	1,081	66,968
Cohu, Inc.(a)	3,159	87,662

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (10.2%): (continued)
CommVault Systems, Inc.(a)	1,833	115,296
Corsair Gaming, Inc.(a)	4,710	61,842
CSG Systems International, Inc.	3,271	195,213
Digi International, Inc.(a)	6,533	158,229
Ebix, Inc.	1,720	29,068
eplus, Inc.(a)	2,304	122,388
EVERTEC, Inc.	3,824	141,029
Extreme Networks, Inc.(a)	7,362	65,669
Harmonic, Inc.(a)	10,090	87,480
Ichor Holding Ltd.(a)	2,566	66,665
InterDigital, Inc.	2,706	164,525
Knowles Corp.(a)	12,020	208,307
Methode Electronics, Inc.	3,434	127,195
Mitek Systems, Inc.(a)	7,979	73,726
N-able, Inc.(a)	8,616	77,544
Napco Security Technologies Inc.(a)	5,655	116,436
NETGEAR, Inc.(a)	6,079	112,583
NetScout Systems, Inc.(a)	4,393	148,703
OSI Systems, Inc.(a)	2,621	223,938
Paymentus Holdings, Inc.(a)	3,229	43,172
PC Connection, Inc.	2,475	109,024
Photronics, Inc.(a)	5,965	116,198
Plantronics, Inc.(a)	1,211	48,053
Plexus Corp.(a)	1,917	150,485
Progress Software Corp.	2,991	135,492
Rambus, Inc.(a)	4,837	103,947
Riot Blockchain, Inc.(a)	2,702	11,321
ScanSource, Inc.(a)	3,252	101,267
Super Micro Computer, Inc.(a)	2,946	118,871
TTM Technologies(a)	10,604	132,550
Ultra Clean Holdings, Inc.(a)	1,965	58,498

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (10.2%): (continued)
Veeco Instruments, Inc.(a)	4,151	80,529
Verra Mobility Corp.(a)	8,929	140,275
Vishay Intertechnology, Inc.	8,218	146,445
Vizio Holding Corp.(a)	8,798	60,002

		5,009,069
Materials (4.9%):
AdvanSix, Inc.	1,859	62,165
Chase Corp.	1,895	147,450
Greif, Inc., Class A	2,198	137,111
Hawkins, Inc.	2,856	102,902
Ingevity Corp.(a)	1,983	125,207
Innospec, Inc.	1,716	164,376
Intrepid Potash, Inc.(a)	514	23,279
Kronos Worldwide, Inc.	9,288	170,899
Materion Corp.	1,541	113,618
Minerals Technologies, Inc.	2,418	148,320
O-I Glass, Inc.(a)	7,666	107,324
Origin Materials, Inc.(a)	10,556	54,047
Orion Engineered Carbons SA	7,618	118,308
Pactiv Evergreen, Inc.	10,145	101,044
Ramaco Resources, Inc.	3,041	39,989
Ryerson Holding Corp.	2,161	46,008
Schnitzer Steel Industries, Inc.	1,647	54,087
Stepan Co.	1,910	193,579
SunCoke Energy, Inc.	10,282	70,020
TimkenSteel Corp.(a)	3,407	63,745
TriMas Corp.	4,614	127,762
Trinseo PLC	2,044	78,612
Warrior Met Coal, Inc.	2,158	66,056
Worthington Industries, Inc.	2,244	98,960

		2,414,868

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Real Estate (0.7%):
Forestar Group, Inc.(a)	7,816	107,001
Marcus & Millichap, Inc.	2,656	98,246
The RMR Group, Inc., Class A	5,055	143,309

		348,556
Utilities (2.6%):
Chesapeake Utilities Corp.	1,430	185,257
MGE Energy, Inc.	2,545	198,077
Middlesex Water Co.	1,604	140,639
Northwest Natural Holding Co.	3,515	186,647
Otter Tail Corp.	2,864	192,260
SJW Group	3,091	192,909
Unitil Corp.	3,278	192,484

		1,288,273

Total Common Stocks (Cost $52,781,884)		48,904,134

Total Investments (Cost $52,781,884) — 99.3%		48,904,134

Other assets in excess of liabilities — 0.7%		340,697

NET ASSETS - 100.00%		49,244,831

Percentages indicated are based on net assets as of June 30, 2022.

(a)     Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index September Future (U.S. Dollar)	9/16/22	4	$341,600	$ (16,871)

				$ (16,871)

See notes to financial statements

Schedule of Portfolio Investments

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)
Communication Services (1.1%):
Liberty Media Corp-Liberty Formula One, Class C(a)	10,306	654,122
Lumen Technologies, Inc.	36,802	401,510
News Corp., Class A	28,353	441,740
ZoomInfo Technologies, Inc.(a)	5,365	178,332

		1,675,704
Consumer Discretionary (7.8%):
Aptiv PLC(a)	4,018	357,883
AutoZone, Inc.(a)	317	681,271
Bath & Body Works, Inc.	8,678	233,612
Booking Holdings, Inc.(a)	202	353,296
Burlington Stores, Inc.(a)	1,945	264,967
CarMax, Inc.(a)	4,729	427,880
Chewy, Inc., Class A(a)	5,694	197,696
Chipotle Mexican Grill, Inc.(a)	315	411,787
Dollar General Corp.	2,996	735,338
Dollar Tree, Inc.(a)	2,582	402,405
Domino’s Pizza, Inc.	1,331	518,704
DR Horton, Inc.	6,925	458,366
Garmin Ltd.	5,619	552,067
Genuine Parts Co.	5,715	760,095
Lennar Corp.	6,381	450,307
LKQ Corp.	11,308	555,110
Lowe’s Cos., Inc.	3,038	530,647
NVR, Inc.(a)	142	568,588
O’Reilly Automotive, Inc.(a)	1,036	654,503
Pool Corp.	1,293	454,140
Pultegroup, Inc.	11,465	454,358
Ross Stores, Inc.	5,445	382,402
Tapestry, Inc.	11,721	357,725

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (7.8%): (continued)
Tesla, Inc.(a)	292	196,639
Tractor Supply Co.	2,732	529,598
Vail Resorts, Inc.	2,110	460,086

		11,949,470
Consumer Staples (4.2%):
Bunge, Ltd.	5,699	516,842
Campbell Soup Co.	17,519	841,788
Costco Wholesale Corp.	1,327	636,004
Darling Ingredients, Inc.(a)	6,058	362,268
Hormel Foods Corp.	16,717	791,717
McCormick & Co., Inc.	8,188	681,651
Monster Beverage Corp.(a)	7,598	704,335
Sysco Corp.	7,125	603,559
The JM Smucker Co.	5,675	726,457
Tyson Foods, Inc., Class A	7,145	614,899

		6,479,520
Energy (5.2%):
APA Corp.	7,482	261,122
ConocoPhillips	4,976	446,895
Continental Resources, Inc.	5,373	351,126
Coterra Energy, Inc.	13,622	351,311
Devon Energy Corp.	5,543	305,475
Diamondback Energy, Inc.	2,568	311,113
EOG Resources, Inc.	3,562	393,387
Halliburton Co.	9,927	311,311
Hess Corp.	3,731	395,262
Kinder Morgan, Inc.	35,857	600,963
Marathon Oil Corp.	14,006	314,855
Marathon Petroleum Corp.	6,273	515,703
Occidental Petroleum Corp.	4,826	284,155

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (5.2%): (continued)
ONEOK, Inc.	8,245	457,597
Ovintiv, Inc.	6,253	276,320
Phillips 66	5,615	460,374
Pioneer Natural Resources Co.	1,997	445,491
Schlumberger N.V.	9,624	344,154
The Williams Cos., Inc.	22,324	696,732
Valero Energy Corp.	4,399	467,526

		7,990,872
Financials (11.0%):
Aflac, Inc.	12,090	668,940
American Financial Group, Inc.	5,010	695,438
Arch Capital Group Ltd.(a)	15,731	715,603
Ares Management Corp., Class A	5,940	337,748
Arthur J Gallagher & Co.	4,395	716,561
Brown & Brown, Inc.	9,583	559,072
Cboe Global Markets, Inc.	6,313	714,568
Cincinnati Financial Corp.	4,713	560,753
CNA Financial Corp.	15,455	693,930
Coinbase Global, Inc., Class A(a)	1,640	77,113
East West Bancorp, Inc.	6,140	397,872
Everest Re Group, Ltd.	2,341	656,135
FactSet Research Systems, Inc.	1,865	717,223
First Citizens BancShares, Inc., Class A	729	476,606
First Republic Bank	3,495	503,979
Franklin Resources, Inc.	18,496	431,142
Interactive Brokers Group, Inc.	8,242	453,392
Intercontinental Exchange, Inc.	6,498	611,072
LPL Financial Holdings, Inc.	2,359	435,188
Markel Corp.(a)	541	699,648
MarketAxess Holdings, Inc.	2,085	533,781
Morningstar, Inc.	2,089	505,183

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.0%): (continued)
MSCI, Inc.	1,050	432,758
Nasdaq, Inc.	4,299	655,769
Principal Financial Group, Inc.	8,206	548,079
Raymond James Financial, Inc.	5,393	482,188
Rocket Cos., Inc., Class A	40,692	299,493
Signature Bank	1,417	253,941
SVB Financial Group(a)	760	300,192
Tradeweb Markets, Inc., Class A	8,248	562,926
Upstart Holdings, Inc.(a)	1,692	53,501
Webster Financial Corp.	9,515	401,057
WR Berkley Corp.	11,475	783,284

		16,934,135
Health Care (13.1%):
ABIOMED, Inc.(a)	1,326	328,198
Agilent Technologies, Inc.	4,919	584,230
Align Technology, Inc.(a)	935	221,287
Amgen, Inc.	3,178	773,207
Avantor, Inc.(a)	17,783	553,051
Baxter International, Inc.	10,278	660,156
Bio-Rad Laboratories, Inc., Class A(a)	903	446,985
Bruker Corp.	7,933	497,875
Cardinal Health, Inc.	9,581	500,799
Catalent, Inc.(a)	4,798	514,777
Centene Corp.(a)	6,356	537,781
Charles River Laboratories International, Inc.(a)	1,660	355,190
Danaher Corp.	2,289	580,307
DaVita, Inc.(a)	4,956	396,282
DENTSPLY SIRONA, Inc.	13,009	464,812
Dexcom, Inc.(a)	2,986	222,547
Edwards Lifesciences Corp.(a)	4,550	432,660
HCA Healthcare, Inc.	2,228	374,438

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (13.1%): (continued)
Henry Schein, Inc.(a)	8,017	615,225
Horizon Therapeutics PLC(a)	5,325	424,722
Humana, Inc.	1,141	534,068
IDEXX Laboratories, Inc.(a)	971	340,559
Illumina, Inc.(a)	1,205	222,154
Incyte Corp.(a)	7,176	545,161
Insulet Corp.(a)	1,340	292,040
Intuitive Surgical, Inc.(a)	1,830	367,299
IQVIA Holdings, Inc.(a)	2,565	556,579
Mettler-Toledo International, Inc.(a)	458	526,137
Molina Healthcare, Inc.(a)	1,646	460,238
PerkinElmer, Inc.	3,344	475,584
Regeneron Pharmaceuticals, Inc.(a)	887	524,332
Repligen Corp.(a)	2,073	336,655
ResMed, Inc.	2,462	516,109
STERIS PLC	2,722	561,140
Stryker Corp.	2,525	502,298
Teleflex, Inc.	1,633	401,473
Veeva Systems, Inc., Class A(a)	2,185	432,717
Vertex Pharamaceuticals, Inc.(a)	2,503	705,320
Waters Corp.(a)	2,193	725,839
West Pharmaceutical Services, Inc.	1,332	402,757
Zimmer Biomet Holdings, Inc.	4,404	462,684
Zoetis, Inc.	3,805	654,041

		20,029,713
Industrials (22.9%):
A.O. Smith Corp.	10,027	548,276
AMERCO, Inc.	1,236	591,092
AMETEK, Inc.	6,674	733,406
Builders FirstSource, Inc.(a)	6,829	366,717
Carlisle Companies, Inc.	3,092	737,782

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.9%): (continued)
Carrier Global Corp.	13,720	489,255
Caterpillar, Inc.	2,909	520,013
CH Robinson Worldwide, Inc.	6,000	608,220
Cintas Corp.	1,758	656,666
Copart, Inc.(a)	4,559	495,381
Costar Group, Inc.(a)	6,826	412,359
CSX Corp.	20,820	605,029
Deere & Co.	1,305	390,808
Dover Corp.	4,994	605,872
Eaton Corp. PLC	4,839	609,666
Emerson Electric Co.	7,516	597,823
Equifax, Inc.	2,590	473,400
Expeditors International of Washington, Inc.	7,072	689,237
Fastenal Co.	14,611	729,381
Fortive Corp.	11,593	630,427
Fortune Brands Home & Security, Inc.	7,876	471,615
Generac Holdings, Inc.(a)	1,285	270,595
General Dynamics Corp.	3,716	822,165
Graco, Inc.	11,337	673,531
HEICO Corp.	4,418	579,288
Honeywell International, Inc.	4,178	726,178
Howmet Aerospace, Inc.	14,240	447,848
IDEX Corp.	3,796	689,468
Illinois Tool Works, Inc.	4,411	803,905
Ingersoll Rand, Inc.	12,848	540,644
J.B. Hunt Transport Services, Inc.	3,464	545,476
Johnson Controls International PLC	10,663	510,545
Leidos Holdings, Inc.	5,584	562,365
Masco Corp.	13,215	668,679
Nordson Corp.	3,201	648,011
Norfolk Southern Corp.	2,833	643,913

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.9%): (continued)
Old Dominion Freight Line, Inc.	2,210	566,379
Otis Worldwide Corp.	9,620	679,845
PACCAR, Inc.	8,481	698,326
Parker Hannifin Corp.	2,268	558,041
Quanta Services, Inc.	3,436	430,668
Regal Rexnord Corp.	4,056	460,437
Republic Services, Inc.	6,352	831,286
Robert Half International, Inc.	5,625	421,256
Rockwell Automation, Inc.	2,671	532,357
Rollins, Inc.	17,091	596,818
Roper Technologies, Inc.	1,804	711,949
Snap-on, Inc.	3,300	650,199
Trane Technologies PLC	4,406	572,207
TransDigm Group, Inc.(a)	840	450,803
TransUnion	6,375	509,936
Trex Co., Inc.(a)	5,498	299,201
Union Pacific Corp.	3,531	753,092
United Rentals, Inc.(a)	1,515	368,009
Verisk Analytics, Inc.	3,714	642,856
Waste Management, Inc.	5,799	887,131
Watsco, Inc.	2,556	610,424
Westinghouse Air Brake Technologies Corp.	6,817	559,539
WW Grainger, Inc.	1,482	673,465
Xylem, Inc.	6,933	542,022

		35,101,282
Information Technology (14.3%):
Advanced Micro Devices, Inc.(a)	3,102	237,210
Akamai Technologies, Inc.(a)	6,092	556,382
Amphenol Corp., Class A	10,304	663,372
Analog Devices, Inc.	3,551	518,766
ANSYS, Inc.(a)	1,750	418,758

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (14.3%): (continued)
AppLovin Corp., Class A(a)	4,828	166,276
Arista Networks, Inc.(a)	3,201	300,062
Bentley Systems, Inc., Class B	10,426	347,186
Broadcom, Inc.	980	476,094
Broadridge Financial Solutions, Inc.	4,645	662,145
Cadence Design Systems, Inc.(a)	2,977	446,639
CDW Corp.	3,649	574,936
Cognex Corp.	6,312	268,386
Cognizant Technology Solutions Corp., Class A	8,559	577,647
Dynatrace, Inc.(a)	8,048	317,413
Enphase Energy, Inc.(a)	1,292	252,250
Entegris, Inc.	3,813	351,292
EPAM Systems, Inc.(a)	633	186,596
F5, Inc.(a)	2,812	430,348
Fair Isaac Corp.(a)	1,116	447,404
Fidelity National Information Services, Inc.	4,857	445,241
FleetCor Technologies, Inc.(a)	2,297	482,623
Fortinet, Inc.(a)	5,240	296,479
Gartner, Inc.(a)	1,661	401,680
Jack Henry & Associates, Inc.	3,652	657,433
Juniper Networks, Inc.	18,488	526,908
Keysight Technologies, Inc.(a)	4,173	575,248
KLA Corp.	1,168	372,685
Lam Research Corp.	837	356,688
Microchip Technology, Inc.	6,734	391,111
Monolithic Power Systems, Inc.	912	350,244
NetApp, Inc.	7,734	504,566
NVIDIA Corp.	1,361	206,314
NXP Semiconductors NV	2,542	376,292
ON Semiconductor Corp.(a)	6,039	303,822
Paychex, Inc.	5,534	630,157

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (14.3%): (continued)
Paycom Software, Inc.(a)	1,241	347,629
Paylocity Holding Corp.(a)	1,863	324,944
PTC, Inc.(a)	4,817	512,240
Qorvo, Inc.(a)	3,915	369,263
ServiceNow, Inc.(a)	751	357,116
Skyworks Solutions, Inc.	4,178	387,050
SS&C Technologies Holdings, Inc.	10,565	613,510
Synopsys, Inc.(a)	1,458	442,795
TE Connectivity Ltd.	5,024	568,466
Teledyne Technologies, Inc.(a)	1,567	587,797
Teradyne, Inc.	3,277	293,455
The Trade Desk, Inc., Class A(a)	3,223	135,011
Trimble, Inc.(a)	7,767	452,272
Tyler Technologies, Inc.(a)	1,261	419,257
Ubiquiti, Inc.	1,506	373,804
Western Digital Corp.(a)	8,785	393,832
Zebra Technologies Corp.(a)	1,253	368,319

		22,023,413
Materials (8.0%):
Albemarle Corp.	1,701	355,475
Alcoa Corp.	3,270	149,047
Avery Dennison Corp.	3,622	586,293
Ball Corp.	7,575	520,933
Celanese Corp.	4,212	495,373
CF Industries Holdings, Inc.	3,677	315,229
Cleveland-Cliffs, Inc.(a)	9,548	146,753
Eastman Chemical Co.	5,392	484,040
Ecolab, Inc.	3,689	567,221
FMC Corp.	4,124	441,309
Freeport-McMoRan, Inc.	7,716	225,770
International Flavors & Fragrances, Inc.	5,118	609,656

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (8.0%): (continued)
International Paper Co.	15,914	665,683
LyondellBasell Industries NV, Class A	5,576	487,677
Martin Marietta Materials, Inc.	1,646	492,549
Newmont Corp.	6,969	415,840
Nucor Corp.	2,518	262,904
Packaging Corp. of America	4,694	645,425
PPG Industries, Inc.	4,819	551,005
Reliance Steel & Aluminum Co.	3,456	587,036
RPM International, Inc.	8,956	705,016
Steel Dynamics, Inc.	4,819	318,777
The Mosaic Co.	5,096	240,684
The Sherwin-Williams Co.	2,869	642,398
Vulcan Materials Co.	3,563	506,302
Westlake Chemical Corp.	4,472	438,345
Westrock Co.	11,983	477,403

		12,334,143
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	6,588	484,943

		484,943
Utilities (11.7%):
Alliant Energy Corp.	14,313	838,885
Ameren Corp.	10,278	928,720
American Electric Power Co., Inc.	10,026	961,894
American Water Works Co., Inc.	4,955	737,155
Atmos Energy Corp.	7,239	811,492
CenterPoint Energy, Inc.	27,425	811,231
CMS Energy Corp.	13,794	931,095
Consolidated Edison, Inc.	9,664	919,046
Dominion Energy, Inc.	10,483	836,648
DTE Energy Co.	7,517	952,780

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (11.7%): (continued)
Entergy Corp.	6,536	736,215
Essential Utilities, Inc.	16,716	766,429
Evergy, Inc.	14,558	949,910
Eversource Energy	9,658	815,811
FirstEnergy Corp.	19,547	750,409
NextEra Energy, Inc.	7,969	617,279
NiSource, Inc.	31,239	921,238
PPL Corp.	33,847	918,269
The Southern Co.	13,612	970,672
WEC Energy Group, Inc.	9,009	906,666
Xcel Energy, Inc.	12,459	881,599

		17,963,443

Total Common Stocks (Cost $154,598,855)		152,966,638

Total Investments (Cost $154,598,855) — 99.6%		152,966,638

Other assets in excess of liabilities — 0.4%		575,462

NET ASSETS - 100.00%		153,542,100

Percentages indicated are based on net assets as of June 30, 2022.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini September Future (U.S. Dollar)	9/16/22	3	$568,425	$ (31,527)

				$ (31,527)

See notes to financial statements

Schedule of Portfolio Investments

Timothy Plan High Dividend Stock ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.3%)
Communication Services (0.6%):
Lumen Technologies, Inc.	98,710	1,076,926

		1,076,926
Consumer Discretionary (3.5%):
Garmin Ltd.	15,071	1,480,725
Genuine Parts Co.	15,344	2,040,752
Lowe’s Cos., Inc.	8,140	1,421,814
Tapestry, Inc.	31,440	959,549

		5,902,840
Consumer Staples (6.5%):
Bunge, Ltd.	15,286	1,386,287
Campbell Soup Co.	46,984	2,257,581
Hormel Foods Corp.	44,829	2,123,102
Sysco Corp.	19,116	1,619,316
The JM Smucker Co.	15,230	1,949,592
Tyson Foods, Inc., Class A	19,162	1,649,082

		10,984,960
Energy (8.1%):
ConocoPhillips	13,342	1,198,245
Coterra Energy, Inc.	36,548	942,573
Devon Energy Corp.	14,855	818,659
EOG Resources, Inc.	9,561	1,055,917
Kinder Morgan, Inc.	96,184	1,612,044
Marathon Petroleum Corp.	16,834	1,383,923
ONEOK, Inc.	22,117	1,227,493
Phillips 66	15,061	1,234,851
Pioneer Natural Resources Co.	5,359	1,195,486
The Williams Cos., Inc.	59,872	1,868,605
Valero Energy Corp.	11,788	1,252,829

		13,790,625

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.4%):
Aflac, Inc.	32,444	1,795,126
American Financial Group, Inc.	13,463	1,868,799
Ares Management Corp., Class A	15,935	906,064
Cboe Global Markets, Inc.	16,948	1,918,344
Cincinnati Financial Corp.	12,644	1,504,383
CNA Financial Corp.	41,459	1,861,509
East West Bancorp, Inc.	16,456	1,066,349
Everest Re Group, Ltd.	6,277	1,759,318
Franklin Resources, Inc.	49,606	1,156,316
Principal Financial Group, Inc.	22,007	1,469,847
Rocket Cos., Inc., Class A	109,141	803,278
Webster Financial Corp.	25,526	1,075,921
WR Berkley Corp.	30,780	2,101,043

		19,286,297
Health Care (3.1%):
Amgen, Inc.	8,533	2,076,079
Baxter International, Inc.	27,570	1,770,821
Cardinal Health, Inc.	25,687	1,342,660

		5,189,560
Industrials (22.2%):
A.O. Smith Corp.	26,900	1,470,892
Caterpillar, Inc.	7,791	1,392,719
CH Robinson Worldwide, Inc.	16,092	1,631,246
Eaton Corp. PLC	12,985	1,635,980
Emerson Electric Co.	20,161	1,603,606
Fastenal Co.	39,197	1,956,714
Fortune Brands Home & Security, Inc.	21,122	1,264,785
General Dynamics Corp.	9,958	2,203,207
Honeywell International, Inc.	11,197	1,946,151
Illinois Tool Works, Inc.	11,836	2,157,111
Johnson Controls International PLC	28,603	1,369,512

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.2%): (continued)
Masco Corp.	35,446	1,793,568
Norfolk Southern Corp.	7,606	1,728,768
PACCAR, Inc.	22,755	1,873,647
Parker Hannifin Corp.	6,076	1,495,000
Regal Rexnord Corp.	10,873	1,234,303
Rockwell Automation, Inc.	7,171	1,429,252
Snap-on, Inc.	8,856	1,744,898
Trane Technologies PLC	11,824	1,535,583
Union Pacific Corp.	9,469	2,019,548
Waste Management, Inc.	15,547	2,378,380
Watsco, Inc.	6,854	1,636,872

		37,501,742
Information Technology (7.5%):
Analog Devices, Inc.	9,535	1,392,968
Broadcom, Inc.	2,627	1,276,223
Broadridge Financial Solutions, Inc.	12,457	1,775,745
Fidelity National Information Services, Inc.	13,018	1,193,360
Juniper Networks, Inc.	49,586	1,413,201
NetApp, Inc.	20,744	1,353,339
Paychex, Inc.	14,844	1,690,286
Skyworks Solutions, Inc.	11,198	1,037,383
TE Connectivity Ltd.	13,475	1,524,696

		12,657,201
Materials (11.3%):
Avery Dennison Corp.	9,709	1,571,596
Celanese Corp.	11,296	1,328,523
Eastman Chemical Co.	14,467	1,298,703
FMC Corp.	11,061	1,183,638
International Flavors & Fragrances, Inc.	13,720	1,634,326
International Paper Co.	42,680	1,785,304
LyondellBasell Industries NV, Class A	14,951	1,307,614
Newmont Corp.	18,694	1,115,471

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (11.3%): (continued)
Packaging Corp. of America	12,580	1,729,750
PPG Industries, Inc.	12,919	1,477,158
Reliance Steel & Aluminum Co.	9,266	1,573,923
RPM International, Inc.	24,031	1,891,720
Westrock Co.	32,146	1,280,697

		19,178,423
Utilities (25.1%):
Alliant Energy Corp.	38,398	2,250,507
Ameren Corp.	27,571	2,491,316
American Electric Power Co., Inc.	26,897	2,580,498
Atmos Energy Corp.	19,409	2,175,749
CenterPoint Energy, Inc.	73,554	2,175,727
CMS Energy Corp.	37,006	2,497,905
Consolidated Edison, Inc.	25,911	2,464,136
Dominion Energy, Inc.	28,126	2,244,736
DTE Energy Co.	20,162	2,555,534
Entergy Corp.	17,534	1,975,030
Evergy, Inc.	39,033	2,546,903
Eversource Energy	25,896	2,187,435
FirstEnergy Corp.	52,437	2,013,056
NiSource, Inc.	83,790	2,470,967
PPL Corp.	90,782	2,462,916
The Southern Co.	36,505	2,603,172
WEC Energy Group, Inc.	24,164	2,431,865
Xcel Energy, Inc.	33,416	2,364,516

		42,491,968

Total Common Stocks (Cost $170,239,641)		168,060,542

Total Investments (Cost $170,239,641) — 99.3%		168,060,542

Other assets in excess of liabilities — 0.7%		1,140,859

NET ASSETS - 100.00%		169,201,401

Percentages indicated are based on net assets as of June 30, 2022.

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	June 30, 2022 (Unaudited)

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini September Future (U.S. Dollar)	9/16/22	5	$947,375	$(53,576)

				$(53,576)

See notes to financial statements

Schedule of Portfolio Investments

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.0%)
Australia (5.4%):
Communication Services (0.6%):
Rea Group Ltd.	1,796	138,604
Telstra Corp. Ltd.	104,630	277,989
		416,593
Consumer Discretionary (0.3%):
Wesfarmers Ltd.	6,866	198,578
		198,578
Consumer Staples (0.8%):
Coles Group, Ltd.	22,418	275,532
Woolworths Group Ltd.	10,253	251,890
		527,422
Energy (0.4%):
Santos Ltd.	29,844	152,817
Woodside Energy Group, Ltd.	7,123	156,512
		309,329
Financials (1.2%):
ASX Ltd.	4,576	258,031
Commonwealth Bank of Australia	3,008	187,612
National Australia Bank Ltd.	11,468	216,765
Westpac Banking Corp.	14,554	195,852
		858,260
Health Care (1.2%):
Cochlear Ltd.	1,149	157,554
CSL Ltd.	1,086	201,646
Ramsay Health Care Ltd.	5,290	267,371
Sonic Healthcare Ltd.	9,413	214,429
		841,000
Materials (0.9%):
BHP Group Ltd.	5,210	148,311
Fortescue Metals Group Ltd.	8,212	99,344
Newcrest Mining Ltd.	9,698	139,808

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Australia (5.4%): (continued)
Materials (0.9%): (continued)
Rio Tinto Ltd.	2,026	143,589
South32, Ltd.	47,494	129,135
		660,187
		3,811,369
Austria (0.6%):
Energy (0.3%):
OMV AG	3,512	164,711
		164,711
Financials (0.1%):
Erste Group Bank AG	3,593	91,107
		91,107
Utilities (0.2%):
Verbund AG	1,391	136,057
		136,057
		391,875
Belgium (1.0%):
Financials (0.7%):
Groupe Bruxelles Lambert SA	2,785	232,516
KBC Group N.V.	2,615	146,700
Sofina SA	613	125,249
		504,465
Materials (0.3%):
Solvay SA, Class A	2,126	172,240
		172,240
		676,705
Bermuda (0.3%):
Industrials (0.3%):
Jardine Matheson Holdings Ltd.	4,600	241,776
		241,776

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (12.4%):
Consumer Discretionary (0.7%):
Dollarama, Inc.	5,497	316,580
Magna International, Inc.	2,791	153,277
		469,857
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc.	4,904	191,321
Loblaw Cos. Ltd.	3,838	346,195
Metro, Inc.	6,508	349,369
		886,885
Energy (2.4%):
Canadian Natural Resources, Ltd.	2,839	152,582
Cenovus Energy, Inc.	8,360	159,080
Enbridge, Inc.	7,314	308,927
Imperial Oil Ltd.	3,597	169,593
Pembina Pipelines Corp.	7,608	268,970
Suncor Energy, Inc.	4,949	173,657
TC Energy Corp.	5,358	277,600
Tourmaline Oil Corp.	3,382	175,880
		1,686,289
Financials (2.2%):
Fairfax Financial Holdings, Ltd.	458	242,736
Great-West Lifeco, Inc.	13,352	326,071
Intact Financial Corp.	2,709	382,165
National Bank of Canada	4,396	288,524
Power Corp. of Canada	12,431	319,903
		1,559,399
Industrials (1.0%):
Canadian National Railway Co.	2,069	232,767
Canadian Pacific Railway Ltd.	3,367	235,219
WSP Global, Inc.	1,907	215,652
		683,638

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (12.4%): (continued)
Information Technology (1.2%):
CGI, Inc. (a)	3,690	293,996
Constellation Software, Inc.	145	215,288
Open Text Corp.	7,387	279,466
Shopify, Inc., Class A (a)	1,600	50,002
		838,752
Materials (1.7%):
Aginco Eagle Mines, Ltd.	2,734	125,165
Barrick Gold Corp.	7,884	139,425
First Quantum Minerals, Ltd.	3,837	72,805
Franco-Nevada Corp.	1,391	183,002
Ivanhoe Mines, Ltd. (a)	14,984	86,272
Nutrien, Ltd.	1,773	141,220
Teck Resources Ltd., Class B	3,413	104,379
West Fraser Timber Co., Ltd.	2,451	188,100
Wheaton Precious Metals Corp.	4,244	152,942
		1,193,310
Utilities (2.0%):
Emera, Inc.	10,223	478,980
Fortis, Inc.	9,485	448,455
Hydro One, Ltd.	18,409	495,055
		1,422,490
		8,740,620
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC	6,547	92,034
		92,034
Denmark (2.0%):
Financials (0.6%):
Danske Bank A/S	10,910	154,201
Tryg A/S	11,471	257,582
		411,783

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (2.0%): (continued)
Health Care (0.4%):
Coloplast A/S	1,399	159,370
Genmab A/S (a)	508	164,432
		323,802
Industrials (0.5%):
AP Moller - Maersk A/S, Class B	59	137,640
DSV Panalpina A S	1,155	161,326
Vestas Wind Systems A/S	3,549	74,967
		373,933
Materials (0.3%):
Novozymes A/S, Class B Shares	3,164	189,936
		189,936
Utilities (0.2%):
Orsted A/S	1,174	122,737
		122,737
		1,422,191
Finland (2.0%):
Consumer Staples (0.2%):
Kesko Oyj, Class B	7,346	173,263
		173,263
Energy (0.2%):
Neste Oyj	3,051	135,034
		135,034
Financials (0.3%):
Sampo Oyj, Class A Shares	5,044	219,438
		219,438
Industrials (0.3%):
Kone OYJ	4,218	200,474
		200,474
Information Technology (0.3%):
Nokia Oyj	39,820	185,231
		185,231

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Finland (2.0%): (continued)
Materials (0.5%):
Stora ENSO OYJ, Class R Shares	9,002	141,154
UPM-Kymmene OYJ	6,131	186,362
		327,516
Utilities (0.2%):
Fortum OYJ	9,846	147,683
		147,683
		1,388,639
France (5.9%):
Communication Services (0.3%):
Bollore	42,798	198,210
		198,210
Consumer Discretionary (0.7%):
Cie Generale des Etablissements Michelin SCA	6,232	169,614
EssilorLxottica SA	1,098	164,404
Hermes International SA	121	135,279
		469,297
Consumer Staples (0.3%):
Carrefour SA	10,636	188,173
		188,173
Financials (0.6%):
Amundi SA	2,898	158,507
Credit Agricole SA	16,644	152,265
Societe Generale SA	5,580	122,138
		432,910
Health Care (0.4%):
bioMerieux	1,513	147,752
Sartorius Stedim Biotech	337	105,686
		253,438
Industrials (2.2%):
Bouygues SA	8,438	259,582

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (5.9%): (continued)
Industrials (2.2%): (continued)
Bureau Veritas SA	9,470	242,609
Legrand SA	2,768	204,356
Safran SA	1,367	134,941
Schneider Electric SA	1,205	142,548
Teleperformance	606	186,236
Thales SA	1,667	204,449
Vinci SA	2,192	195,134
		1,569,855
Information Technology (0.5%):
Dassault Systemes SE	4,562	167,852
Edenred	4,233	199,457
		367,309
Materials (0.3%):
Air Liquide SA	1,765	236,941
		236,941
Utilities (0.6%):
Electricite de France SA	16,011	130,956
Engie SA	15,230	174,996
Veolia Environnement (a)	5,672	138,415
		444,367
		4,160,500
Germany (5.8%):
Consumer Discretionary (0.5%):
Continental AG	2,116	147,440
Puma SE	2,156	141,959
Zalando SE (a)	2,748	71,869
		361,268
Consumer Staples (0.3%):
Beiersdorf AG	2,312	236,147
		236,147

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.8%): (continued)
Financials (1.3%):
Commerzbank AG (a)	16,084	112,678
Deutsche Boerse AG	1,502	251,178
Hannover Rueck SE	1,250	181,400
Muenchener Rueckversicherungs-Gesellschaft AG	794	186,524
Talanx AG	5,359	203,943
		935,723
Health Care (0.4%):
Carl Zeiss Meditec AG	985	117,554
Fresenius Medical Care AG	3,188	159,103
		276,657
Industrials (1.1%):
Brenntag AG	2,891	188,113
Deutsche Post AG	4,124	154,437
Kion Group AG	2,558	106,112
Knorr-Bremse AG	2,543	145,005
MTU Aero Engines AG	824	149,971
		743,638
Information Technology (0.2%):
Infineon Technologies AG	5,284	127,839
		127,839
Materials (1.0%):
BASF SE	3,460	150,544
Evonik Industries AG	9,047	193,002
HeidelbergCement AG	3,425	164,507
Symrise AG	2,129	231,665
		739,718
Real Estate (0.5%):
Deutsche Wohnen SE	8,089	185,956
Vonovia Se	5,076	156,368
		342,324

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.8%): (continued)
Utilities (0.5%):
E.ON SE	20,474	171,793
RWE AG	4,257	156,474
		328,267
		4,091,581
Hong Kong (5.0%):
Financials (0.7%):
AIA Group Ltd.	19,217	208,295
Hang Seng Bank, Ltd.	15,294	269,954
		478,249
Industrials (0.9%):
CK Hutchison Holdings Ltd.	43,960	297,209
SITC International Holdings Co., Ltd.	35,216	99,635
Techtronic Industries Co.	10,453	109,038
Xinyi Glass Holdings, Ltd.	48,843	117,149
		623,031
Real Estate (1.3%):
CK Asset Holdings Ltd.	36,192	255,991
Henderson Land Development Co. Ltd.	53,827	201,681
Sun Hung Kai Properties Ltd.	23,810	281,292
The Wharf Holdings Ltd	55,000	200,469
		939,433
Utilities (2.1%):
CK Infrastructure Holdings Ltd.	47,962	294,009
CLP Holdings, Inc.	62,355	517,333
Hong Kong & China Gas Co. Ltd.	239,413	257,824
Power Assets Holdings Ltd.	69,459	436,852
		1,506,018
		3,546,731
Ireland (0.9%):
Consumer Staples (0.3%):
Kerry Group PLC	2,272	217,444
		217,444

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Ireland (0.9%): (continued)
Industrials (0.1%):
Kingspan Group PLC	1,742	104,771
		104,771
Materials (0.5%):
CRH PLC	5,013	173,336
Smurfit Kappa Group PLC	4,810	161,681
		335,017
		657,232
Israel (1.0%):
Financials (0.6%):
Bank Hapoalim BM	24,036	200,805
Bank Leumi	21,360	190,015
		390,820
Information Technology (0.2%):
Nice Ltd. (a)	816	156,752
		156,752
Materials (0.2%):
ICL Group Ltd.	15,764	143,124
		143,124
		690,696
Italy (2.8%):
Consumer Discretionary (0.2%):
Moncler SpA	2,967	127,244
		127,244
Energy (0.2%):
Eni SpA	15,313	181,758
		181,758
Financials (0.9%):
Assicurazioni Generali SpA	12,495	199,330
Intesa Sanpaolo SpA	74,090	138,184
Poste Italiane SpA	18,727	174,873
UniCredit SpA	11,875	112,792
		625,179

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Italy (2.8%): (continued)
Industrials (0.3%):
Atlantia SpA	10,177	238,648
		238,648
Information Technology (0.2%):
Nexi SpA (a)	15,955	132,136
		132,136
Utilities (1.0%):
Enel SpA	31,764	173,734
Snam SpA	55,531	290,869
Terna SpA	30,071	235,935
		700,538
		2,005,503
Japan (20.8%):
Communication Services (1.7%):
KDDI Corp.	9,600	303,512
Nexon Co. Ltd.	6,400	131,057
Nippon Telegraph & Telephone Corp.	11,300	324,523
Softbank Corp.	30,300	336,480
Z Holdings Corp.	39,700	116,004
		1,211,576
Consumer Discretionary (2.1%):
Bridgestone Corp.	6,100	222,579
Denso Corp.	3,200	170,025
Fast Retailing Co. Ltd.	400	209,583
Nitori Co. Ltd.	1,900	180,602
Panasonic Corp.	22,200	179,436
Shimano ORD	700	118,266
Suzuki Motor Co.	6,000	188,589
Toyota Industries Corp.	3,200	198,143
		1,467,223

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (20.8%): (continued)
Consumer Staples (1.6%):
Ajinomoto Co., Inc.	8,800	214,064
KAO Corp.	7,800	314,622
Seven & i Holdings Co., Ltd.	5,800	225,185
Shiseido Co., Ltd.	3,800	152,549
Unicharm Corp.	6,300	210,836
		1,117,256
Energy (0.2%):
Inpex Corp.	13,400	145,201
		145,201
Financials (3.3%):
Dai-ichi Life Holdings, Inc.	11,000	203,524
Japan Post Bank Co. Ltd.	32,900	255,857
Japan Post Holdings Co. Ltd.	41,500	296,459
Mitsubishi UFJ Financial Group, Inc.	43,900	236,036
MS&AD Insurance Group Holdings, Inc.	9,300	285,046
ORIX Corp.	13,000	218,104
Sompo Holdings, Inc.	6,500	286,669
Sumitomo Mitsui Financial Group, Inc.	8,900	264,520
Tokio Marine Holdings, Inc.	5,200	302,931
		2,349,146
Health Care (2.1%):
Astellas Pharma, Inc.	15,100	235,416
Chugai Pharmaceutical Co. Ltd.	6,200	158,587
Daiichi Sankyo Co. Ltd.	7,600	192,549
Hoya Corp.	1,600	136,636
M3, Inc.	4,100	117,808
Olympus Corp.	8,600	172,843
Shionogi & Co. Ltd.	2,900	146,539
Sysmex Corp.	2,100	126,409
Terumo Corp.	6,500	195,872
		1,482,659

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (20.8%): (continued)
Industrials (4.5%):
Daikin Industries Ltd.	1,200	192,393
Fanuc Corp.	1,100	172,225
Hitachi, Ltd.	4,000	189,827
ITOCHU Corp.	8,500	229,762
Komatsu Ltd.	9,400	208,427
Kubota Corp.	10,200	152,406
Marubeni Corp.	20,100	181,353
Mitsubishi Corp.	7,600	226,162
Mitsubishi Electric Corp.	25,300	270,605
Nidec Corp.	2,700	166,785
Nippon Yusen KK	1,500	102,499
Secom Co. Ltd.	5,000	308,971
SMC Corp.	300	133,724
Sumitomo Corp.	17,900	245,027
Toshiba Corp.	5,900	239,853
Toyota Tsusho Corp.	4,800	156,745
		3,176,764
Information Technology (3.3%):
Advantest Corp.	2,200	117,735
Canon, Inc.	10,000	227,407
Fujifilm Holdings Corp.	3,700	198,501
Fujitsu, Ltd.	1,200	150,066
Keyence Corp.	400	136,754
Kyocera Corp.	5,000	267,433
Lasertec Corp.	800	95,238
Murata Manufacturing Co. Ltd.	3,500	190,815
Nomura Research Institute Ltd.	5,700	151,681
NTT Data Corp.	11,600	160,413
OBIC Co. Ltd.	1,500	212,185
Renesas Electronics Corp. (a)	14,300	129,971

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (20.8%): (continued)
Information Technology (3.3%): (continued)
TDK Corp.	5,300	163,696
Tokyo Electron Ltd.	400	130,621
		2,332,516
Materials (0.8%):
Nippon Paint Holdings Co. Ltd.	14,000	104,334
Nippon Steel Corp.	10,700	149,781
Shin-Etsu Chemical Co. Ltd.	1,400	157,895
Sumitomo Metal Mining Co., Ltd.	3,700	115,915
		527,925
Real Estate (1.2%):
Daiwa House Industry Co. Ltd.	11,000	256,391
Mitsubishi Estate Co. Ltd.	21,600	313,507
Mitsui Fudosan Co. Ltd.	11,200	240,867
		810,765
		14,621,031
Korea, Republic Of (5.1%):
Communication Services (0.4%):
Kakao Corp.	2,041	109,904
Naver Corp.	743	137,370
		247,274
Consumer Discretionary (1.1%):
Hyundai Mobis	1,290	197,758
Hyundai Motor Co.	1,708	237,496
Kia Corp.	3,459	205,979
LG Electronics, Inc.	1,604	109,108
		750,341
Consumer Staples (0.2%):
LG Household & Health Care Ltd.	252	132,008
		132,008

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (5.1%): (continued)
Energy (0.2%):
SK Innovation Co. Ltd.	959	141,844
		141,844
Financials (0.8%):
Hana Financial Group, Inc.	5,649	171,241
KB Financial Group, Inc.	4,505	167,103
Shinhan Financial Group Co. Ltd.	8,281	236,354
		574,698
Health Care (0.4%):
Celltrion, Inc.	958	131,733
Samsung Biologics Co., Ltd. (a)	283	172,229
		303,962
Industrials (0.7%):
HMM Co., Ltd.	5,728	108,550
Samsung C&T Corp.	2,481	235,084
SK, Inc.	1,094	181,196
		524,830
Information Technology (0.9%):
Samsung Electro-Mechanics Co., Ltd.	1,381	138,834
Samsung Electronics Co. Ltd.	4,929	216,434
Samsung SDI Co. Ltd.	365	149,588
SK Hynix, Inc.	1,867	130,881
		635,737
Materials (0.4%):
LG Chem Ltd.	314	124,816
POSCO	804	142,764
		267,580
		3,578,274
Luxembourg (0.5%):
Energy (0.2%):
Tenaris SA	10,198	131,111
		131,111

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Luxembourg (0.5%): (continued)
Health Care (0.2%):
Eurofins Scientific SE	1,498	117,846
		117,846
Materials (0.1%):
ArcelorMittal SA	4,247	95,719
		95,719
		344,676
Netherlands (2.4%):
Consumer Discretionary (0.2%):
Prosus N.V.	2,080	136,171
		136,171
Financials (0.6%):
ABN AMRO Group N.V.	12,694	142,518
ING Groep NV	14,828	146,527
NN Group NV	3,747	170,158
		459,203
Industrials (0.6%):
Randstad N.V.	3,332	161,297
Wolters Kluwer N.V.	2,525	244,885
		406,182
Information Technology (0.5%):
Adyen N.V. (a)	66	95,987
ASM International NV	424	106,002
ASML Holding N.V.	248	118,455
		320,444
Materials (0.5%):
AKZO Nobel N.V	2,375	155,832
Koninklijke DSM N.V.	1,335	191,777
		347,609
		1,669,609

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp., Ltd.	11,537	143,907
		143,907
Norway (1.8%):
Communication Services (0.4%):
Telenor ASA	18,022	239,798
		239,798
Consumer Staples (0.2%):
Mowi ASA	6,829	155,443
		155,443
Energy (0.4%):
Aker BP ASA	3,197	111,095
Equinor ASA	4,115	143,174
		254,269
Financials (0.5%):
DNB Bank ASA	9,235	165,606
Gjensidige Forsikring ASA	10,554	213,860
		379,466
Materials (0.3%):
Norsk Hydro ASA	13,853	77,614
Yara International ASA	3,214	134,367
		211,981
		1,240,957
Portugal (0.6%):
Consumer Staples (0.3%):
Jeronimo Martins & Filho SA	9,608	208,795
		208,795
Utilities (0.3%):
EDP - Energias de Portugal SA	46,612	217,436
		217,436
		426,231

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC (b)	38,723	34,405
		34,405
Singapore (2.0%):
Communication Services (0.5%):
Singapore Telecommunications, Ltd.	187,100	340,794
		340,794
Consumer Staples (0.3%):
Wilmar International Ltd.	85,900	249,846
		249,846
Financials (1.2%):
DBS Group Holdings Ltd.	12,300	262,825
Oversea-Chinese Banking Corp. Ltd.	38,200	313,246
United Overseas Bank	13,600	257,019
		833,090
		1,423,730
Spain (2.6%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	8,274	187,175
		187,175
Energy (0.3%):
Repsol SA	15,638	230,216
		230,216
Financials (0.2%):
Caixabank SA	48,867	169,840
		169,840
Health Care (0.3%):
Grifols SA (a)	9,803	185,248
		185,248
Industrials (0.3%):
Ferrovial SA	8,257	209,284
		209,284

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Spain (2.6%): (continued)
Utilities (1.2%):
Endesa SA	10,401	196,167
Iberdrola SA	19,701	204,281
Naturgy Energy Group SA	7,026	202,230
Red Electrica Corp. SA	14,356	271,136
		873,814
		1,855,577
Sweden (4.5%):
Communication Services (0.4%):
Telia Co. AB	73,079	280,045
		280,045
Consumer Staples (0.3%):
Essity Aktiebolag, Class B	9,093	237,548
		237,548
Energy (0.0%):†
Orron Energy AB	3,362	2,299
		2,299
Financials (1.5%):
EQT AB	2,891	59,210
Industrivarden AB, Class C	7,691	171,133
Investor AB, Class B	9,236	151,925
L E Lundbergforetagen AB, Class B	3,865	157,221
Lundin Energy MergerCo AB (a)	—	—
Skandinavisk Enskilda Banken AB	15,925	156,381
Svenska Handelsbanken AB	23,135	197,811
Swedbank AB, Class A Shares	11,593	146,611
		1,040,292
Health Care (0.1%):
Getinge AB, Class B Shares	4,088	94,521
		94,521

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (4.5%): (continued)
Industrials (1.3%):
ALFA Laval AB	5,195	125,300
ASSA Abloy AB	7,305	155,257
Atlas Copco AB, Class A (a)	13,815	129,135
Epiroc AB, Class A	8,475	130,927
Nibe Industrier AB, Class B	12,445	93,482
Sandvik AB	8,121	131,733
Volvo AB	11,077	171,590
		937,424
Information Technology (0.4%):
Hexagon AB, Class B	12,385	128,705
Telefonaktiebolaget LM Ericsson, Class B	16,840	125,622
		254,327
Materials (0.4%):
Boliden AB	3,215	102,306
Svenska Cellulosa AB SCA, Class B	10,136	151,482
		253,788
Real Estate (0.1%):
Fastighets AB Balder, Class B Shares (a)	16,150	77,415
		77,415
		3,177,659
Switzerland (6.8%):
Communication Services (0.5%):
Swisscom AG	682	376,833
		376,833
Consumer Discretionary (0.4%):
CIE Financiere Richemont SA	1,154	122,896
The Swatch Group AG	649	154,006
		276,902
Consumer Staples (0.8%):
Barry Callebaut AG	147	328,036
Chocoladefabriken Lindt & Spruengli AG	20	203,457
		531,493

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (6.8%): (continued)
Financials (1.1%):
Julius Baer Group Ltd.	3,610	166,563
Partners Group Holding AG	158	142,390
Swiss Life Holding AG	445	216,789
Swiss Re AG	2,900	224,769
		750,511
Health Care (0.7%):
Alcon, Inc.	2,715	189,666
Sonova Holding AG	488	155,424
Straumann Holding AG, Class R	1,159	139,213
		484,303
Industrials (1.6%):
ABB Ltd.	7,451	198,746
Geberit AG	468	224,954
Kuehne & Nagel International AG	691	163,610
Schindler Holding AG	1,152	210,124
SGS SA	110	251,807
VAT Group AG	428	102,056
		1,151,297
Information Technology (0.4%):
Logitech International SA, Class R	2,408	125,811
STMicroelectronics N.V.	4,382	137,744
		263,555
Materials (1.3%):
EMS-Chemie Holding AG	280	208,423
Givaudan SA	62	218,056
Glencore PLC	26,122	141,510
Holcim, Ltd.	5,533	236,798
Sika AG	647	149,125
		953,912
		4,788,806

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (6.0%):
Communication Services (0.2%):
BT Group PLC	71,630	162,417
		162,417
Consumer Discretionary (0.3%):
Next PLC	2,558	182,441
		182,441
Consumer Staples (0.2%):
Associated British Foods PLC	9,184	176,385
		176,385
Financials (1.9%):
3I Group PLC	11,050	149,081
Admiral Group PLC	6,685	182,578
Aviva PLC	41,489	202,640
Legal & General Group PLC	56,609	165,012
Lloyds Banking Group PLC	264,410	136,158
London Stock Exchange Group	1,829	169,893
Schroders PLC	4,998	162,539
Standard Chartered PLC	23,082	173,783
		1,341,684
Health Care (0.3%):
Smith & Nephew PLC	13,729	191,741
		191,741
Industrials (2.0%):
Ashtead Group PLC	3,056	127,911
Bunzl PLC	7,073	234,065
Ferguson PLC	1,820	203,524
Intertek Group PLC	3,410	174,561
RELX PLC	9,265	251,012
Rentokil Initial PLC	31,037	179,280
Rolls-Royce Holdings PLC (a)	94,855	95,763
Spirax-Sarco Engineering PLC	1,286	154,609
		1,420,725

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (6.0%): (continued)
Information Technology (0.2%):
Halma PLC	6,791	166,049
		166,049
Materials (0.6%):
Anglo American PLC	2,745	98,123
Croda International PLC	2,163	170,380
Rio Tinto PLC	2,229	133,380
		401,883
Utilities (0.3%):
SSE PLC	10,860	213,597
		213,597
		4,256,922
United States (0.4%):
Industrials (0.4%):
Waste Connections, Inc.	2,432	301,591
		301,591
Total Common Stocks (Cost $79,576,028)		69,780,827

Total Investments (Cost $79,576,028) — 99.0%		69,780,827
Other assets in excess of liabilities — 1.0%		678,402
NET ASSETS - 100.00%		70,459,229

Percentages indicated are based on net assets as of June 30, 2022.

†	Represents less than 0.05%.
(a)	Non-income producing security.
(b)

Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of the Fund’s net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	June 30, 2022 (Unaudited)

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index September Future (U.S. Dollar)	9/16/22	5	$464,150	$(10,415)

				$(10,415)

See notes to financial statements

Schedule of Portfolio Investments

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (23.1%)
Communication Services (0.2%):
Liberty Media Corp-Liberty Formula One, Class C(a)	1,063	67,469
Lumen Technologies, Inc.	3,795	41,403
News Corp., Class A	2,924	45,556
ZoomInfo Technologies, Inc.(a)	554	18,415

		172,843
Consumer Discretionary (1.8%):
Aptiv PLC(a)	414	36,875
AutoZone, Inc.(a)	34	73,070
Bath & Body Works, Inc.	894	24,066
Booking Holdings, Inc.(a)	20	34,980
Burlington Stores, Inc.(a)	200	27,246
CarMax, Inc.(a)	487	44,064
Chewy, Inc., Class A(a)	587	20,381
Chipotle Mexican Grill, Inc.(a)	34	44,447
Dollar General Corp.	308	75,595
Dollar Tree, Inc.(a)	267	41,612
Domino’s Pizza, Inc.	136	53,000
DR Horton, Inc.	714	47,260
Garmin Ltd.	580	56,985
Genuine Parts Co.	589	78,337
Lennar Corp.	658	46,435
LKQ Corp.	1,167	57,288
Lowe’s Cos., Inc.	313	54,672
NVR, Inc.(a)	14	56,058
O’Reilly Automotive, Inc.(a)	107	67,598
Pool Corp.	133	46,713
Pultegroup, Inc.	1,182	46,843
Ross Stores, Inc.	562	39,469
Tapestry, Inc.	1,209	36,899
Tesla, Inc.(a)	31	20,876

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (1.8%): (continued)
Tractor Supply Co.	282	54,666
Vail Resorts, Inc.	218	47,535

		1,232,970
Consumer Staples (1.0%):
Bunge, Ltd.	588	53,326
Campbell Soup Co.	1,807	86,826
Costco Wholesale Corp.	136	65,182
Darling Ingredients, Inc.(a)	625	37,375
Hormel Foods Corp.	1,725	81,696
McCormick & Co., Inc.	845	70,346
Monster Beverage Corp.(a)	784	72,677
Sysco Corp.	735	62,262
The JM Smucker Co.	585	74,886
Tyson Foods, Inc., Class A	737	63,426

		668,002
Energy (1.2%):
APA Corp.	771	26,908
ConocoPhillips	513	46,072
Continental Resources, Inc.	555	36,269
Coterra Energy, Inc.	1,405	36,235
Devon Energy Corp.	572	31,523
Diamondback Energy, Inc.	266	32,226
EOG Resources, Inc.	367	40,531
Halliburton Co.	1,025	32,144
Hess Corp.	386	40,893
Kinder Morgan, Inc.	3,699	61,995
Marathon Oil Corp.	1,445	32,484
Marathon Petroleum Corp.	647	53,190
Occidental Petroleum Corp.	499	29,381
ONEOK, Inc.	851	47,230
Ovintiv, Inc.	645	28,503

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (1.2%): (continued)
Phillips 66	579	47,472
Pioneer Natural Resources Co.	207	46,178
Schlumberger N.V.	993	35,510
The Williams Cos., Inc.	2,303	71,877
Valero Energy Corp.	454	48,251

		824,872
Financials (2.6%):
Aflac, Inc.	1,248	69,052
American Financial Group, Inc.	521	72,320
Arch Capital Group Ltd.(a)	1,623	73,830
Ares Management Corp., Class A	614	34,912
Arthur J Gallagher & Co.	454	74,020
Brown & Brown, Inc.	988	57,640
Cboe Global Markets, Inc.	651	73,687
Cincinnati Financial Corp.	485	57,705
CNA Financial Corp.	1,593	71,526
Coinbase Global, Inc., Class A(a)	169	7,946
East West Bancorp, Inc.	633	41,018
Everest Re Group, Ltd.	241	67,547
FactSet Research Systems, Inc.	192	73,837
First Citizens BancShares, Inc., Class A	75	49,034
First Republic Bank	360	51,912
Franklin Resources, Inc.	1,908	44,476
Interactive Brokers Group, Inc.	851	46,814
Intercontinental Exchange, Inc.	671	63,101
LPL Financial Holdings, Inc.	243	44,829
Markel Corp.(a)	56	72,422
MarketAxess Holdings, Inc.	216	55,298
Morningstar, Inc.	216	52,235
MSCI, Inc.	108	44,512
Nasdaq, Inc.	444	67,728

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (2.6%): (continued)
Principal Financial Group, Inc.	847	56,571
Raymond James Financial, Inc.	557	49,801
Rocket Cos., Inc., Class A	4,197	30,890
Signature Bank	147	26,344
SVB Financial Group(a)	77	30,414
Tradeweb Markets, Inc., Class A	851	58,081
Upstart Holdings, Inc.(a)	174	5,502
Webster Financial Corp.	982	41,391
WR Berkley Corp.	1,183	80,752

		1,747,147
Health Care (3.0%):
ABIOMED, Inc.(a)	136	33,661
Agilent Technologies, Inc.	508	60,335
Align Technology, Inc.(a)	97	22,957
Amgen, Inc.	329	80,046
Avantor, Inc.(a)	1,835	57,068
Baxter International, Inc.	1,060	68,084
Bio-Rad Laboratories, Inc., Class A(a)	94	46,530
Bruker Corp.	818	51,338
Cardinal Health, Inc.	988	51,643
Catalent, Inc.(a)	496	53,216
Centene Corp.(a)	655	55,419
Charles River Laboratories International, Inc.(a)	171	36,589
Danaher Corp.	236	59,831
DaVita, Inc.(a)	511	40,860
DENTSPLY SIRONA, Inc.	1,342	47,950
Dexcom, Inc.(a)	304	22,657
Edwards Lifesciences Corp.(a)	469	44,597
HCA Healthcare, Inc.	230	38,654
Henry Schein, Inc.(a)	826	63,387
Horizon Therapeutics PLC(a)	549	43,788

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (3.0%): (continued)
Humana, Inc.	117	54,764
IDEXX Laboratories, Inc.(a)	101	35,424
Illumina, Inc.(a)	124	22,861
Incyte Corp.(a)	741	56,294
Insulet Corp.(a)	137	29,858
Intuitive Surgical, Inc.(a)	188	37,733
IQVIA Holdings, Inc.(a)	266	57,719
Mettler-Toledo International, Inc.(a)	48	55,141
Molina Healthcare, Inc.(a)	170	47,534
PerkinElmer, Inc.	345	49,066
Regeneron Pharmaceuticals, Inc.(a)	92	54,384
Repligen Corp.(a)	215	34,916
ResMed, Inc.	253	53,036
STERIS PLC	281	57,928
Stryker Corp.	259	51,523
Teleflex, Inc.	169	41,549
Veeva Systems, Inc., Class A(a)	226	44,757
Vertex Pharamaceuticals, Inc.(a)	257	72,420
Waters Corp.(a)	227	75,132
West Pharmaceutical Services, Inc.	136	41,122
Zimmer Biomet Holdings, Inc.	455	47,802
Zoetis, Inc.	393	67,553

		2,067,126
Industrials (5.3%):
A.O. Smith Corp.	1,035	56,594
AMERCO, Inc.	127	60,735
AMETEK, Inc.	689	75,714
Builders FirstSource, Inc.(a)	704	37,805
Carlisle Companies, Inc.	320	76,355
Carrier Global Corp.	1,414	50,423
Caterpillar, Inc.	300	53,628

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (5.3%): (continued)
CH Robinson Worldwide, Inc.	620	62,849
Cintas Corp.	181	67,609
Copart, Inc.(a)	470	51,070
Costar Group, Inc.(a)	704	42,529
CSX Corp.	2,148	62,421
Deere & Co.	134	40,129
Dover Corp.	515	62,480
Eaton Corp. PLC	500	62,995
Emerson Electric Co.	775	61,643
Equifax, Inc.	268	48,985
Expeditors International of Washington, Inc.	730	71,146
Fastenal Co.	1,507	75,229
Fortive Corp.	1,197	65,093
Fortune Brands Home & Security, Inc.	813	48,682
Generac Holdings, Inc.(a)	132	27,797
General Dynamics Corp.	384	84,960
Graco, Inc.	1,169	69,450
HEICO Corp.	456	59,791
Honeywell International, Inc.	430	74,738
Howmet Aerospace, Inc.	1,468	46,169
IDEX Corp.	392	71,199
Illinois Tool Works, Inc.	455	82,924
Ingersoll Rand, Inc.	1,326	55,798
J.B. Hunt Transport Services, Inc.	357	56,217
Johnson Controls International PLC	1,100	52,668
Leidos Holdings, Inc.	576	58,009
Masco Corp.	1,364	69,018
Nordson Corp.	331	67,008
Norfolk Southern Corp.	292	66,369
Old Dominion Freight Line, Inc.	228	58,432
Otis Worldwide Corp.	992	70,105
PACCAR, Inc.	875	72,047

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (5.3%): (continued)
Parker Hannifin Corp.	234	57,576
Quanta Services, Inc.	354	44,370
Regal Rexnord Corp.	418	47,451
Republic Services, Inc.	655	85,720
Robert Half International, Inc.	580	43,436
Rockwell Automation, Inc.	276	55,010
Rollins, Inc.	1,762	61,529
Roper Technologies, Inc.	186	73,405
Snap-on, Inc.	340	66,990
Trane Technologies PLC	455	59,091
TransDigm Group, Inc.(a)	88	47,227
TransUnion	657	52,553
Trex Co., Inc.(a)	567	30,856
Union Pacific Corp.	364	77,634
United Rentals, Inc.(a)	157	38,137
Verisk Analytics, Inc.	384	66,467
Waste Management, Inc.	598	91,482
Watsco, Inc.	265	63,287
Westinghouse Air Brake Technologies Corp.	703	57,702
WW Grainger, Inc.	154	69,982
Xylem, Inc.	714	55,821

		3,622,539
Information Technology (3.3%):
Advanced Micro Devices, Inc.(a)	321	24,547
Akamai Technologies, Inc.(a)	629	57,447
Amphenol Corp., Class A	1,062	68,372
Analog Devices, Inc.	366	53,469
ANSYS, Inc.(a)	180	43,072
AppLovin Corp., Class A(a)	499	17,186
Arista Networks, Inc.(a)	331	31,028
Bentley Systems, Inc., Class B	1,076	35,831

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (3.3%): (continued)
Broadcom, Inc.	102	49,553
Broadridge Financial Solutions, Inc.	479	68,281
Cadence Design Systems, Inc.(a)	307	46,059
CDW Corp.	378	59,558
Cognex Corp.	651	27,680
Cognizant Technology Solutions Corp., Class A	883	59,594
Dynatrace, Inc.(a)	830	32,735
Enphase Energy, Inc.(a)	133	25,967
Entegris, Inc.	394	36,299
EPAM Systems, Inc.(a)	65	19,161
F5, Inc.(a)	290	44,382
Fair Isaac Corp.(a)	115	46,103
Fidelity National Information Services, Inc.	502	46,018
FleetCor Technologies, Inc.(a)	237	49,796
Fortinet, Inc.(a)	540	30,553
Gartner, Inc.(a)	171	41,353
Jack Henry & Associates, Inc.	378	68,048
Juniper Networks, Inc.	1,907	54,349
Keysight Technologies, Inc.(a)	429	59,138
KLA Corp.	120	38,290
Lam Research Corp.	85	36,223
Microchip Technology, Inc.	694	40,307
Monolithic Power Systems, Inc.	95	36,484
NetApp, Inc.	798	52,061
NVIDIA Corp.	139	21,071
NXP Semiconductors NV	263	38,932
ON Semiconductor Corp.(a)	623	31,343
Paychex, Inc.	571	65,020
Paycom Software, Inc.(a)	127	35,575
Paylocity Holding Corp.(a)	192	33,489
PTC, Inc.(a)	498	52,957
Qorvo, Inc.(a)	404	38,105

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (3.3%): (continued)
ServiceNow, Inc.(a)	77	36,615
Skyworks Solutions, Inc.	430	39,835
SS&C Technologies Holdings, Inc.	1,090	63,296
Synopsys, Inc.(a)	151	45,859
TE Connectivity Ltd.	518	58,612
Teledyne Technologies, Inc.(a)	162	60,768
Teradyne, Inc.	339	30,357
The Trade Desk, Inc., Class A(a)	333	13,949
Trimble, Inc.(a)	802	46,700
Tyler Technologies, Inc.(a)	129	42,890
Ubiquiti, Inc.	156	38,721
Western Digital Corp.(a)	907	40,661
Zebra Technologies Corp.(a)	129	37,920

		2,271,619
Materials (1.9%):
Albemarle Corp.	175	36,572
Alcoa Corp.	338	15,406
Avery Dennison Corp.	373	60,378
Ball Corp.	781	53,709
Celanese Corp.	436	51,278
CF Industries Holdings, Inc.	380	32,577
Cleveland-Cliffs, Inc.(a)	985	15,139
Eastman Chemical Co.	557	50,002
Ecolab, Inc.	381	58,583
FMC Corp.	425	45,479
Freeport-McMoRan, Inc.	796	23,291
International Flavors & Fragrances, Inc.	528	62,895
International Paper Co.	1,641	68,643
LyondellBasell Industries NV, Class A	575	50,290
Martin Marietta Materials, Inc.	170	50,871
Newmont Corp.	718	42,843

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (1.9%): (continued)
Nucor Corp.	259	27,042
Packaging Corp. of America	483	66,413
PPG Industries, Inc.	498	56,941
Reliance Steel & Aluminum Co.	356	60,470
RPM International, Inc.	924	72,737
Steel Dynamics, Inc.	498	32,943
The Mosaic Co.	525	24,796
The Sherwin-Williams Co.	296	66,277
Vulcan Materials Co.	367	52,151
Westlake Chemical Corp.	461	45,187
Westrock Co.	1,235	49,202

		1,272,115
Real Estate (0.1%):
CBRE Group, Inc., Class A(a)	680	50,055

		50,055
Utilities (2.7%):
Alliant Energy Corp.	1,475	86,450
Ameren Corp.	1,060	95,782
American Electric Power Co., Inc.	1,030	98,818
American Water Works Co., Inc.	511	76,021
Atmos Energy Corp.	747	83,739
CenterPoint Energy, Inc.	2,829	83,682
CMS Energy Corp.	1,424	96,120
Consolidated Edison, Inc.	996	94,720
Dominion Energy, Inc.	1,082	86,354
DTE Energy Co.	775	98,231
Entergy Corp.	675	76,032
Essential Utilities, Inc.	1,725	79,091
Evergy, Inc.	1,502	98,005
Eversource Energy	996	84,132
FirstEnergy Corp.	2,017	77,433

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (2.7%): (continued)
NextEra Energy, Inc.	822	63,672
NiSource, Inc.	3,223	95,046
PPL Corp.	3,491	94,711
The Southern Co.	1,404	100,119
WEC Energy Group, Inc.	929	93,495
Xcel Energy, Inc.	1,285	90,927
		1,852,580
Total Common Stocks (Cost $16,889,454)		15,781,868

Investment Company (76.8%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 1.34%(b)	52,312,822	52,312,822

Total Investment Company (Cost $52,312,822)		52,312,822

Total Investments (Cost $69,202,276) — 99.9%		68,094,690

Other assets in excess of liabilities — 0.1%		40,931
NET ASSETS - 100.00%		68,135,621

Percentages indicated are based on net assets as of June 30, 2022.

(a)	Non-income producing security.
(b)	Rate disclosed is the 7-Day effective yield on June 30, 2022.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini September Future (U.S. Dollar)	9/16/22	1	$189,475	$(16,294)

				$(16,294)

See notes to financial statements

Schedule of Portfolio Investments

Timothy Plan High Dividend Stock Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)
Communication Services (0.6%):
Lumen Technologies, Inc.	33,752	368,234

		368,234
Consumer Discretionary (3.5%):
Garmin Ltd.	5,156	506,577
Genuine Parts Co.	5,245	697,585
Lowe’s Cos., Inc.	2,786	486,631
Tapestry, Inc.	10,750	328,090

		2,018,883
Consumer Staples (6.5%):
Bunge, Ltd.	5,227	474,037
Campbell Soup Co.	16,068	772,067
Hormel Foods Corp.	15,330	726,029
Sysco Corp.	6,534	553,495
The JM Smucker Co.	5,205	666,292
Tyson Foods, Inc., Class A	6,551	563,779

		3,755,699
Energy (8.2%):
ConocoPhillips	4,562	409,713
Coterra Energy, Inc.	12,495	322,246
Devon Energy Corp.	5,082	280,069
EOG Resources, Inc.	3,270	361,139
Kinder Morgan, Inc.	32,889	551,220
Marathon Petroleum Corp.	5,752	472,872
ONEOK, Inc.	7,563	419,746
Phillips 66	5,153	422,494
Pioneer Natural Resources Co.	1,833	408,906
The Williams Cos., Inc.	20,476	639,056
Valero Energy Corp.	4,035	428,840

		4,716,301

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.4%):
Aflac, Inc.	11,091	613,665
American Financial Group, Inc.	4,599	638,387
Ares Management Corp., Class A	5,447	309,716
Cboe Global Markets, Inc.	5,791	655,483
Cincinnati Financial Corp.	4,323	514,351
CNA Financial Corp.	14,176	636,502
East West Bancorp, Inc.	5,631	364,889
Everest Re Group, Ltd.	2,148	602,042
Franklin Resources, Inc.	16,964	395,431
Principal Financial Group, Inc.	7,525	502,595
Rocket Cos., Inc., Class A	37,323	274,697
Webster Financial Corp.	8,729	367,927
WR Berkley Corp.	10,525	718,437

		6,594,122
Health Care (3.1%):
Amgen, Inc.	2,916	709,463
Baxter International, Inc.	9,428	605,560
Cardinal Health, Inc.	8,787	459,297

		1,774,320
Industrials (22.2%):
A.O. Smith Corp.	9,199	503,001
Caterpillar, Inc.	2,668	476,932
CH Robinson Worldwide, Inc.	5,504	557,940
Eaton Corp. PLC	4,438	559,144
Emerson Electric Co.	6,894	548,349
Fastenal Co.	13,401	668,978
Fortune Brands Home & Security, Inc.	7,226	432,693
General Dynamics Corp.	3,410	754,462
Honeywell International, Inc.	3,833	666,214
Illinois Tool Works, Inc.	4,045	737,201
Johnson Controls International PLC	9,779	468,218

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.2%): (continued)
Masco Corp.	12,120	613,272
Norfolk Southern Corp.	2,597	590,272
PACCAR, Inc.	7,776	640,276
Parker Hannifin Corp.	2,079	511,538
Regal Rexnord Corp.	3,721	422,408
Rockwell Automation, Inc.	2,451	488,509
Snap-on, Inc.	3,024	595,819
Trane Technologies PLC	4,041	524,805
Union Pacific Corp.	3,239	690,814
Waste Management, Inc.	5,319	813,700
Watsco, Inc.	2,345	560,033

		12,824,578
Information Technology (7.5%):
Analog Devices, Inc.	3,256	475,669
Broadcom, Inc.	898	436,258
Broadridge Financial Solutions, Inc.	4,263	607,691
Fidelity National Information Services, Inc.	4,454	408,298
Juniper Networks, Inc.	16,956	483,246
NetApp, Inc.	7,093	462,747
Paychex, Inc.	5,078	578,232
Skyworks Solutions, Inc.	3,833	355,089
TE Connectivity Ltd.	4,609	521,508

		4,328,738
Materials (11.4%):
Avery Dennison Corp.	3,323	537,894
Celanese Corp.	3,862	454,210
Eastman Chemical Co.	4,945	443,913
FMC Corp.	3,781	404,605
International Flavors & Fragrances, Inc.	4,695	559,268
International Paper Co.	14,599	610,676
LyondellBasell Industries NV, Class A	5,115	447,358

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (11.4%): (continued)
Newmont Corp.	6,392	381,411
Packaging Corp. of America	4,306	592,075
PPG Industries, Inc.	4,420	505,383
Reliance Steel & Aluminum Co.	3,169	538,286
RPM International, Inc.	8,216	646,763
Westrock Co.	10,992	437,921

		6,559,763
Utilities (25.1%):
Alliant Energy Corp.	13,127	769,373
Ameren Corp.	9,428	851,914
American Electric Power Co., Inc.	9,198	882,456
Atmos Energy Corp.	6,638	744,120
CenterPoint Energy, Inc.	25,153	744,026
CMS Energy Corp.	12,650	853,875
Consolidated Edison, Inc.	8,864	842,966
Dominion Energy, Inc.	9,617	767,533
DTE Energy Co.	6,895	873,941
Entergy Corp.	5,996	675,389
Evergy, Inc.	13,350	871,088
Eversource Energy	8,855	747,982
FirstEnergy Corp.	17,933	688,448
NiSource, Inc.	28,653	844,977
PPL Corp.	31,048	842,332
The Southern Co.	12,486	890,377
WEC Energy Group, Inc.	8,263	831,588
Xcel Energy, Inc.	11,427	808,575
		14,530,960
Total Common Stocks (Cost $60,992,400)		57,471,598

See notes to financial statements

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock Enhanced ETF	June 30, 2022 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Investment Company (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 1.34%(a)	239,149	239,149

Total Investment Company (Cost $239,149)		239,149

Total Investments (Cost $61,231,549) — 99.9%		57,710,747

Other assets in excess of liabilities — 0.1%		75,900
NET ASSETS - 100.00%		57,786,647

Percentages indicated are based on net assets as of June 30, 2022.

(a)	Rate disclosed is the 7-Day effective yield on June 30, 2022.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini September Future (U.S. Dollar)	9/16/22	1	$189,475	$(16,302)

				$(16,302)

See notes to financial statements

Statements of Assets and Liabilities

Timothy Plan	June 30, 2022
(Unaudited)

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
ASSETS:
Investments, at value (Cost $52,781,884 and $154,598,855)	$48,904,134	$152,966,638
Cash and cash equivalents	307,096	478,140
Deposits with broker for futures contracts	27,618	39,044
Interest and dividends receivable	27,618	128,437
Total Assets	49,266,466	153,612,259
LIABILITIES:
Variation margin payable on open futures contracts	53	2,104
Accrued expenses and other payables:
Investment advisory fees	21,582	68,055
Total Liabilities	21,635	70,159
Net Assets	49,244,831	153,542,100
NET ASSETS CONSIST OF:
Capital	$57,236,524	$159,589,034
Total distributable earnings/(loss)	(7,991,693)	(6,046,934)
Net Assets	$49,244,831	$153,542,100

Shares Outstanding (unlimited shares authorized, no par value):	1,700,000	4,900,000
Net asset value per share:	$28.97	$31.34

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	June 30, 2022
(Unaudited)

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
ASSETS:
Investments, at value (Cost $170,239,641 and $79,576,028)	$168,060,542	$69,780,827
Foreign currency, at value (Cost $— and $37,722)	—	37,915
Cash and cash equivalents	883,054	389,053
Deposits with broker for futures contracts	94,104	56,601
Interest and dividends receivable	242,469	94,703
Variation margin receivable on open futures contracts	—	135,737
Reclaims receivable	—	116,543
Total Assets	169,280,169	70,611,379
LIABILITIES:
Payable for investments purchased	—	114,569
Variation margin payable on open futures contracts	7,938	—
Accrued expenses and other payables:
Investment advisory fees	70,830	37,581
Total Liabilities	78,768	152,150
Net Assets	169,201,401	70,459,229
NET ASSETS CONSIST OF:
Capital	$174,233,897	$81,838,891
Total distributable earnings/(loss)	(5,032,496)	(11,379,662)
Net Assets	$169,201,401	$70,459,229

Shares Outstanding (unlimited shares authorized, no par value):	5,700,000	3,100,000
Net asset value per share:	$29.68	$22.73

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	June 30, 2022
(Unaudited)

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
ASSETS:
Investments, at value (Cost $69,202,276 and $61,231,549)	$68,094,690	$57,710,747
Deposits with broker for futures contracts	34,009	18,365
Interest and dividends receivable	37,630	83,821
Total Assets	68,166,329	57,812,933
LIABILITIES:
Variation margin payable on open futures contracts	1,588	1,587
Accrued expenses and other payables:
Investment advisory fees	29,120	24,699
Total Liabilities	30,708	26,286
Net Assets	68,135,621	57,786,647
NET ASSETS CONSIST OF:
Capital	$74,962,161	$60,718,916
Total distributable earnings/(loss)	(6,826,540)	(2,932,269)
Net Assets	$68,135,621	$57,786,647

Shares Outstanding (unlimited shares authorized, no par value):	2,900,000	2,350,000
Net asset value per share:	$23.50	$24.59

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Six Months Ended June 30, 2022
(Unaudited)

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
Investment Income:
Dividend income	$389,074	$1,299,441
Interest income	7	24
Foreign tax withholding	(411)	(546)
Total Income	388,670	1,298,919
Expenses:
Investment advisory fees	138,640	414,034
Total Expenses	138,640	414,034
Net Investment Income (Loss)	250,030	884,885
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(547,249)	(2,101,111)
Net realized gains (losses) from in-kind transactions	283,122	5,278,515
Net realized gains (losses) from futures transactions	(26,003)	(94,241)
Net change in unrealized appreciation/depreciation on investments	(10,787,576)	(37,037,039)
Net change in unrealized appreciation/depreciation on futures transactions	(15,652)	(41,977)
Net realized/unrealized losses on investments	(11,093,358)	(33,995,853)
Change in net assets resulting from operations	$(10,843,328)	$(33,110,968)

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Six Months Ended June 30, 2022
(Unaudited)

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
Investment Income:
Dividend income	$2,344,577	$2,058,689
Interest income	23	—
Foreign tax withholding	—	(295,413)
Total Income	2,344,600	1,763,276
Expenses:
Investment advisory fees	386,335	257,815
Total Expenses	386,335	257,815
Net Investment Income (Loss)	1,958,265	1,505,461
Realized/Unrealized Gains (Losses) from Investment Transactions and Foreign Currency Translations:
Net realized gains (losses) from investment transactions and foreign currency translations	(1,391,068)	(2,672,995)
Net realized gains (losses) from in-kind transactions	7,031,584	1,942,856
Net realized gains (losses) from futures transactions	(118,621)	(62,963)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(21,271,189)	(19,651,955)
Net change in unrealized appreciation/depreciation on futures transactions	(61,251)	(14,087)
Net realized/unrealized losses on investments and foreign currency translations	(15,810,545)	(20,459,144)
Change in net assets resulting from operations	$(13,852,280)	$(18,953,683)

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Six Months Ended June 30, 2022
(Unaudited)

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
Investment Income:
Dividend income	$399,469	$873,633
Foreign tax withholding	(128)	—
Total Income	399,341	873,633
Expenses:
Investment advisory fees	173,944	143,158
Total Expenses	173,944	143,158
Net Investment Income (Loss)	225,397	730,475
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(5,657,594)	(942,899)
Net realized gains (losses) from in-kind transactions	—	1,455,567
Net realized gains (losses) from futures transactions	(54,930)	(26,397)
Net change in unrealized appreciation/depreciation on investments	(4,166,949)	(5,541,264)
Net change in unrealized appreciation/depreciation on futures transactions	(14,427)	(16,302)
Net realized/unrealized losses on investments	(9,893,900)	(5,071,295)
Change in net assets resulting from operations	$(9,668,503)	$(4,340,820)

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/Mid Cap Core ETF
	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$250,030	$593,551	$884,885	$1,244,250
Net realized gains (losses) from investment transactions	(290,130)	9,167,013	3,083,163	33,735,791
Net change in unrealized appreciation/depreciation on investments	(10,803,228)	1,532,831	(37,079,016)	7,145,662
Change in net assets resulting from operations	(10,843,328)	11,293,395	(33,110,968)	42,125,703
Distributions to Shareholders:
Distributions	(215,840)	(612,920)	(747,830)	(1,212,586)
Change in net assets resulting from distributions to shareholders	(215,840)	(612,920)	(747,830)	(1,212,586)
Change in net assets resulting from capital transactions	3,512,414	14,242,606	19,260,433	(36,676,713)
Change in net assets	(7,546,754)	24,923,081	(14,598,365)	4,236,404
Net Assets:
Beginning of period	56,791,585	31,868,504	168,140,465	163,904,061
End of period	$49,244,831	$56,791,585	$153,542,100	$168,140,465
Capital Transactions:
Proceeds from shares issued	$6,467,847	$44,341,921	$38,741,573	$78,358,551
Cost of shares redeemed	(2,955,433)	(30,099,315)	(19,481,140)	(115,035,264)
Change in net assets resulting from capital transactions	$3,512,414	$14,242,606	$19,260,433	$(36,676,713)

Share Transactions:
Issued	200,000	1,350,000	1,100,000	2,250,000
Redeemed	(100,000)	(900,000)	(550,000)	(3,200,000)
Change in Shares	100,000	450,000	550,000	(950,000)

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,958,265	$2,789,515	$1,505,461	$1,568,906
Net realized gains (losses) from investment transactions	5,521,895	22,658,204	(793,102)	4,255,008
Net change in unrealized appreciation/depreciation on investments	(21,332,440)	8,214,547	(19,666,042)	1,608,467
Change in net assets resulting from operations	(13,852,280)	33,662,266	(18,953,683)	7,432,381
Distributions to Shareholders:
Distributions	(1,712,376)	(2,718,477)	(1,263,222)	(1,960,152)
Change in net assets resulting from distributions to shareholders	(1,712,376)	(2,718,477)	(1,263,222)	(1,960,152)
Change in net assets resulting from capital transactions	53,183,665	(22,272,015)	7,849,398	5,854,096
Change in net assets	37,619,009	8,671,774	(12,367,507)	11,326,325
Net Assets:
Beginning of period	131,582,392	122,910,618	82,826,736	71,500,411
End of period	$169,201,401	$131,582,392	$70,459,229	$82,826,736
Capital Transactions:
Proceeds from shares issued	$84,580,418	$78,541,688	$22,375,615	$17,679,875
Cost of shares redeemed	(31,396,753)	(100,813,703)	(14,526,217)	(11,825,779)
Change in net assets resulting from capital transactions	$53,183,665	$(22,272,015)	$7,849,398	$5,854,096

Share Transactions:
Issued	2,600,000	2,650,000	800,000	600,000
Redeemed	(950,000)	(3,350,000)	(550,000)	(400,000)
Change in Shares	1,650,000	(700,000)	250,000	200,000

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan US Large/Mid Cap Core Enhanced ETF		Timothy Plan High Dividend Stock Enhanced ETF
	For the Six Months Ended June 30, 2022	For the Period July 29, 2021(a) through December 31, 2021	For the Six Months Ended June 30, 2022	For the Period July 29, 2021(a) through December 31, 2021
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$225,397	$153,122	$730,475	$271,068
Net realized gains (losses) from investment transactions	(5,712,524)	39,554	486,271	37,471
Net change in unrealized appreciation/depreciation on investments	(4,181,376)	3,057,496	(5,557,566)	2,020,462
Change in net assets resulting from operations	(9,668,503)	3,250,172	(4,340,820)	2,329,001
Distributions to Shareholders:
Distributions	(180,679)	(155,733)	(610,307)	(314,041)
Change in net assets resulting from distributions to shareholders	(180,679)	(155,733)	(610,307)	(314,041)
Change in net assets resulting from capital transactions	8,657,378	66,232,986	15,656,911	45,065,903
Change in net assets	(1,191,804)	69,327,425	10,705,784	47,080,863
Net Assets:
Beginning of period	69,327,425	—	47,080,863	—
End of period	$68,135,621	$69,327,425	$57,786,647	$47,080,863
Capital Transactions:
Proceeds from shares issued	$8,657,378	$67,531,288	$29,277,184	$45,065,903
Cost of shares redeemed	—	(1,298,302)	(13,620,273)	—
Change in net assets resulting from capital transactions	$8,657,378	$66,232,986	$15,656,911	$45,065,903

Share Transactions:
Issued	350,000	2,600,000	1,100,000	1,750,000
Redeemed	—	(50,000)	(500,000)	—
Change in Shares	350,000	2,550,000	600,000	1,750,000

(a)	Commencement of operations.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Small Cap Core ETF

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
	(Unaudited)

Net Asset Value, Beginning of Period	$35.49	$27.71	$25.55	$24.73
Investment Activities:
Net Investment Income (Loss)(b)	0.15	0.40	0.32	0.02
Net Realized and Unrealized Gains (Losses) on Investments	(6.54)	7.78	2.15	0.82
Total from Investment Activities	(6.39)	8.18	2.47	0.84
Distributions to Shareholders:
Net Investment Income	(0.13)	(0.40)	(0.31)	(0.02)
Total Distributions	(0.13)	(0.40)	(0.31)	(0.02)
Net Asset Value, End of Period	$28.97	$35.49	$27.71	$25.55
Total Return (excludes sales charge)(c)	(18.06%)	29.62%	9.99%	3.39%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	0.94%	1.20%	1.45%	0.89%
Net Assets, End of Period (000’s)	$49,245	$56,792	$31,869	$10,222
Portfolio Turnover(c)	29%	57%	78%	—

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Large/Mid Cap Core ETF

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
	(Unaudited)

Net Asset Value, Beginning of Period	$38.65	$30.93	$27.23	$25.16
Investment Activities:
Net Investment Income (Loss)(b)	0.19	0.24	0.23	0.21
Net Realized and Unrealized Gains (Losses) on Investments	(7.34)	7.72	3.72	2.04
Total from Investment Activities	(7.15)	7.96	3.95	2.25
Distributions to Shareholders:
Net Investment Income	(0.16)	(0.24)	(0.25)	(0.18)
Total Distributions	(0.16)	(0.24)	(0.25)	(0.18)
Net Asset Value, End of Period	$31.34	$38.65	$30.93	$27.23
Total Return (excludes sales charge)(c)	(18.55%)	25.82%	14.67%	9.01%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.11%	0.69%	0.88%	1.22%
Net Assets, End of Period (000’s)	$153,542	$168,140	$163,904	$134,795
Portfolio Turnover(c)	12%	27%	45%	17%

(a) Commencement of operations.

(b) Per share net investment income (loss) has been calculated using the average daily shares method.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan High Dividend Stock ETF

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019
	(Unaudited)

Net Asset Value, Beginning of Period	$32.49	$25.88	$26.89	$25.10
Investment Activities:
Net Investment Income (Loss)(b)	0.41	0.61	0.57	0.48
Net Realized and Unrealized Gains (Losses) on Investments	(2.87)	6.60	(0.96)(c)	1.74
Total from Investment Activities	(2.46)	7.21	(0.39)	2.22
Distributions to Shareholders:
Net Investment Income	(0.35)	(0.60)	(0.62)	(0.43)
Total Distributions	(0.35)	(0.60)	(0.62)	(0.43)
Net Asset Value, End of Period	$29.68	$32.49	$25.88	$26.89
Total Return (excludes sales charge)(d)	(7.63%)	28.10%	(1.17%)	9.00%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(e)	0.52%	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	2.63%	2.07%	2.45%	2.81%
Net Assets, End of Period (000’s)	$169,201	$131,582	$122,911	$94,132
Portfolio Turnover(d)	23%	43%	68%	23%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan International ETF

	For the Six Months Ended June 30, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019
	(Unaudited)

Net Asset Value, Beginning of Period	$29.06	$26.98	$25.58	$24.80
Investment Activities:
Net Investment Income (Loss)(b)	0.47	0.56	0.47	0.04
Net Realized and Unrealized Gains (Losses) on Investments	(6.40)	2.21	1.40	0.77
Total from Investment Activities	(5.93)	2.77	1.87	0.81
Distributions to Shareholders:
Net Investment Income	(0.40)	(0.69)	(0.47)	(0.03)
Total Distributions	(0.40)	(0.69)	(0.47)	(0.03)
Net Asset Value, End of Period	$22.73	$29.06	$26.98	$25.58
Total Return (excludes sales charge)(c)	(20.52%)	10.34%	7.66%	3.25%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	3.62%	1.94%	1.98%	1.99%
Net Assets, End of Period (000’s)	$70,459	$82,827	$71,500	$23,018
Portfolio Turnover(c)	21%	42%	63%	12%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Large/Mid Cap Core Enhanced ETF		Timothy Plan High Dividend Stock Enhanced ETF

	For the Six Months Ended June 30, 2022	For the period July 29, 2021(a) to December 31, 2021	For the Six Months Ended June 30, 2022	For the period July 29, 2021(a) to December 31, 2021
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$27.19	$25.00	$26.90	$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.08	0.11	0.35	0.28
Net Realized and Unrealized Gains (Losses) on Investments	(3.70)	2.16	(2.38)	1.86
Total from Investment Activities	(3.62)	2.27	(2.03)	2.14
Distributions to Shareholders:
Net Investment Income	(0.07)	(0.08)	(0.28)	(0.24)
Total Distributions	(0.07)	(0.08)	(0.28)	(0.24)
Net Asset Value, End of Period	$23.50	$27.19	$24.59	$26.90
Total Return (excludes sales charge)(c)	(13.35%)	9.09%	(7.61%)	8.59%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.51%	0.52%	0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	0.67%	1.00%	2.65%	2.50%
Net Assets, End of Period (000’s)	$68,136	$69,327	$57,787	$47,081
Portfolio Turnover(c)	21%	13%	27%	16%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, six of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), Timothy Plan International ETF (“International ETF”), Timothy Plan US Large/Mid Cap Core Enhanced ETF (“US Large/Mid Cap Core Enhanced ETF”), and Timothy Plan High Dividend Stock Enhanced ETF (“High Dividend Stock Enhanced ETF”) (individually, a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, International ETF, US Large/Mid Cap Core Enhanced ETF, and High Dividend Stock Enhanced ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, Victory International Volatility Weighted BRI Index, Victory US Large/Mid Cap Long/Cash Volatility Wtd BRI Index, and Victory US Large Cap High Div Long/Cash Vol Wtd BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The remaining series funds are presented in separate annual reports.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Small Cap Core ETF	$250	2.00%

US Large/Mid Cap Core ETF	$500	2.00%

High Dividend Stock ETF	$250	2.00%

International ETF	$4,500	2.00%

US Large/Mid Cap Core Enhanced ETF	$500	2.00%

High Dividend Stock Enhanced ETF	$250	2.00%

* As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges including, common stocks and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

US Small Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$48,904,134	$–	$–	$48,904,134

Total Investment Securities	48,904,134	–	–	48,904,134

Other Financial Instruments*
Liabilities:
Futures Contracts	(16,871)	–	–	(16,871)

Total Investments	$48,887,263	$–	$–	$48,887,263

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

US Large/Mid Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$152,966,638	$–	$–	$152,966,638

Total Investment Securities	152,966,638	–	–	152,966,638

Other Financial Instruments*
Liabilities:
Futures Contracts	(31,527)	–	–	(31,527)

Total Investments	$152,935,111	$–	$–	$152,935,111

High Dividend Stock ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$168,060,542	$–	$–	$168,060,542

Total Investment Securities	168,060,542	–	–	168,060,542

Other Financial Instruments*
Liabilities:
Futures Contracts	(53,576)	–	–	(53,576)

Total Investments	$168,006,966	$–	$–	$168,006,966

International ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$69,746,422	$–	$34,405	$69,780,827

Total Investment Securities	69,746,422	–	34,405	69,780,827

Other Financial Instruments*
Liabilities:
Futures Contracts	(10,415)	–	–	(10,415)

Total Investments	$69,736,007	$–	$34,405	$69,770,412

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

US Large/Mid Cap Core Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$15,781,868	$–	$–	$15,781,868
Investment Companies	52,312,822	–	–	52,312,822

Total Investment Securities	68,094,690	–	–	68,094,690

Other Financial Instruments*
Liabilities:
Futures Contracts	(16,294)	–	–	(16,294)

Total Investments	$68,078,396	$–	$–	$68,078,396

High Dividend Stock Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$57,471,598	$–	$–	$57,471,598
Investment Companies	239,149	–	–	239,149

Total Investment Securities	57,710,747	–	–	57,710,747

Other Financial Instruments*
Liabilities:
Futures Contracts	(16,302)	–	–	(16,302)

Total Investments	$57,694,445	$–	$–	$57,694,445

*Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

International ETF	Investments In Securities
Balance as of December 31, 2021	$–
Transfer into Level 3	34,405

Balance as of June 30, 2022	$34,405

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Futures Contracts:

During the period ended June 30, 2022, the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

reported as Deposit with broker for futures contracts on the Statement of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin. The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statements of Operations.

Average Notional Value

The table below summarizes the monthly average notional value of futures contracts for the period ended June 30, 2022.

Fund	Average Notional Value
US Small Cap Core ETF	$236,758
US Large/Mid Cap Core ETF	636,250
High Dividend Stock ETF	656,571
International ETF	358,324
US Large/Mid Cap Core Enhanced ETF	212,094
High Dividend Stock Enhanced ETF	212,094

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure:
US Small Cap Core ETF	$—	$16,871
US Large/Mid Cap Core ETF	—	31,527
High Dividend Stock ETF	—	53,576
International ETF	—	10,415
US Large/Mid Cap Core Enhanced ETF	—	16.294
High Dividend Stock Enhanced ETF	—	16,302

* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended June 30, 2022:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net realized gains (losses) from futures transactions	Net Change in unrealized appreciation/depreciation on futures transactions
Equity Risk Exposure:
US Small Cap Core ETF	$(26,003)	$(15,652)
US Large/Mid Cap Core ETF	(94,241)	(41,977)
High Dividend Stock ETF	(118,621)	(61,251)
International ETF	(62,963)	(14,087)
US Large/Mid Cap Core Enhanced ETF	(54,930)	(14,427)
High Dividend Stock Enhanced ETF	(26,397)	(16,302)

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.

As of and during the period ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended June 30, 2022 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
Fund	Purchases	Sales	Purchases	Sales
US Small Cap Core ETF	$15,594,648	$15,754,598	$6,443,715	$2,942,161
US Large/Mid Cap Core ETF	18,820,305	18,520,685	38,558,940	19,514,148
High Dividend Stock ETF	34,069,901	34,072,009	84,162,852	31,299,076
International ETF	18,847,478	17,812,663	20,415,375	13,870,224
US Large/Mid Cap Core Enhanced ETF	11,145,444	61,549,941	6,839,624	–
High Dividend Stock Enhanced ETF	14,983,580	15,014,546	29,167,018	13,573,591

For the period ended June 30, 2022, there were no purchases or sales of U.S. Government Securities.

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd. (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. US Large/Mid Cap Core ETF, US Small Cap Core ETF and High Dividend Stock ETF pay a Management Fee equivalent to 0.52% and International ETF pays a Management Fee equivalent to 0.62% of the Fund’s average daily net assets, computed daily and paid monthly.

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Excluded Security Risk

Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

6. FEDERAL INCOME TAX INFORMATION:

As of the end of its latest tax year ended December 31, 2021, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Small Cap Core ETF	$49,721,403	$8,855,351	$(1,947,520)	$6,907,831
US Large/Mid Cap Core ETF	132,067,514	37,004,347	(1,589,959)	35,414,388
High Dividend Stock ETF	111,717,237	20,434,174	(1,321,864)	19,112,310
International ETF	73,090,827	12,281,875	(2,957,827)	9,324,048
US Large/Mid Cap Core Enhanced ETF	66,213,779	4,142,061	(1,094,063)	3,047,998
High Dividend Stock Enhanced ETF	44,978,293	2,555,276	(536,418)	2,018,858

The tax characteristics of distributions paid to shareholders during the year ended December 31, 2021 were as follows:

	Year Ended December 31, 2021
	Distributions Paid From:
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid*
US Small Cap Core ETF	$612,920	$-	$612,920	$612,920
US Large/Mid Cap Core ETF	1,212,586	-	1,212,586	1,212,586
High Dividend Stock ETF	2,718,477	-	2,718,477	2,718,477
International ETF	1,960,152	-	1,960,152	1,960,152
US Large/Mid Cap Core Enhanced ETF	155,733	-	155,733	155,733
High Dividend Stock Enhanced ETF	312,855	1,186	314,041	314,041

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

As of the end of its latest tax year ended December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*		Total Accumulated Earnings/ (Deficit)
US Small Cap Core ETF	$-	$-	$(3,840,356)	$6,907,831		$3,067,475
US Large/Mid Cap Core ETF	38,312	38,312	(7,640,836)	35,414,388		27,811,864
High Dividend Stock ETF	85,746	85,746	(8,665,896)	19,112,310		10,532,160
International ETF	31,307	31,307	(518,018)	9,323,954	**	8,837,243
US Large/Mid Cap Core Enhanced ETF	-	-	(25,356)	3,047,998		3,022,642
High Dividend Stock Enhanced ETF	-	-	-	2,018,858		2,018,858

* The difference between book-basis and tax-basis unrealized appreciation(depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.

** The amount includes $94 of unrealized depreciation on foreign currency translation.

At December 31, 2021, the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.

Notes to Financial Statements

Timothy Plan	June 30, 2022 (Unaudited)

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
US Small Cap Core ETF	$3,809,390	$30,966	$3,840,356
US Large/Mid Cap Core ETF	4,687,600	2,953,236	7,640,836
High Dividend Stock ETF	5,631,079	3,034,817	8,665,896
International ETF	518,018	-	518,018
US Large/Mid Cap Core Enhanced ETF	25,356	-	25,356

At December 31, 2021, International ETF had utilized capital loss carry forward of $1,353,339.

At December 31, 2021, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassifications adjustments were as follows:

Fund	Total Accumulated Earnings/(Loss)	Capital
US Small Cap Core ETF	$(9,795,346)	$9,795,346
US Large/Mid Cap Core ETF	(35,164,854)	35,164,854
High Dividend Stock ETF	(23,920,639)	23,920,639
International ETF	(2,917,046)	2,917,046
US Large/Mid Cap Core Enhanced ETF	(71,797)	71,797
High Dividend Stock Enhanced ETF	3,898	(3,898)

7. SUBSEQUENT EVENTS:

Management of the Funds has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Other Information (Unaudited)

Timothy Plan	June 30, 2022

Premium/Discount Information (Unaudited)

The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares. The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

Proxy Voting and Form N-PORT Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Expense Examples:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire periods presented below.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual

Other Information (Unaudited)

Timothy Plan	June 30, 2022

Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22 - 6/30/22*	Hypothetical Expenses Paid During Period 1/1/22 - 6/30/22*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22
US Small Cap Core ETF
ETF Shares	$1,000	$819.40	$1,022.22	$2.35	$2.61	0.52%
US Large/Mid Cap Core ETF
ETF Shares	$1,000	$814.50	$1,022.22	$2.34	$2.61	0.52%
High Dividend Stock ETF
ETF Shares	$1,000	$923.70	$1,022.22	$2.48	$2.61	0.52%
International ETF
ETF Shares	$1,000	$794.80	$1,021.72	$2.76	$3.11	0.62%
US Large/Mid Cap Core Enhanced ETF
ETF Shares	$1,000	$866.50	$1,022.22	$2.41	$2.61	0.52%
High Dividend Stock Enhanced ETF
ETF Shares	$1,000	$923.90	$1,022.22	$2.48	$2.61	0.52%

*Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Liquidity Risk Management Program

Timothy Plan Family of Funds	June 30, 2022 (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February, 2022.

During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Approval of Investment Advisory and Sub-Advisory Agreement

Timothy Plan	June 30, 2022 (Unaudited)

Investment Advisory Agreements between the Trust and Timothy Partners, Ltd. (“TPL”)

The Trustees considered the Investment Advisory Agreements between the Trust and Timothy Partners, Ltd. (the “Advisor” or “TPL”), for all Funds in the Trust. The Trustees first noted the discussions that had taken place the day before with Mr. Ally, and the information he had provided to the Trustees on behalf of TPL. The Trustees incorporated those discussions into their considerations. Trust counsel again reviewed the standards of review required of Trustees, and Independent Trustees in particular, with respect to the renewal of advisory and sub-advisory agreements. Fund counsel also reviewed the five required areas of inquiry that a Trustees must consider when renewing such agreements. Mr. Jones then answered questions from the Trustees relating to their obligations. After receiving satisfactory answers from Trust counsel, the Trustees began their consideration of the Advisory Agreements.

The Trustees reviewed the questionnaire responses provided by TPL and the related documents in support of those responses. With respect to the questionnaire responses, the Trustees noted that the questionnaire appeared to fully include requests for information relating to all five areas of required inquiry, and that with two exceptions, TPL’s responses appeared to be more than adequate. The Trustees then generally reviewed TPL’s responses, including but not limited to the conduct of its business operations and personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Trustees had requested and received financial statements of TPL for its fiscal year ended December 31, 2021, and noted that updated financial statements were provided at each Trustees Meeting.

Initially, the Trustees reviewed and discussed at length the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus. The Trustees noted that the Adviser had managed the Funds since their inceptions, had developed, implemented and provided continuous monitoring of the Biblically Responsible Investing (BRI”) screens utilized by the Trust, oversaw and monitored the ongoing activities of the Funds’ various sub-advisers, and provided general management services to the Trust. In each of these areas, the Trustees unanimously agreed that TPL had performed well and had met or exceeded the Trustees’ expectations.

The Trustees reviewed reports from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Trustees in advance of the meeting. The Trustees considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are

Approval of Investment Advisory and Sub-Advisory Agreement

Timothy Plan	June 30, 2022 (Unaudited)

maintained by TPL, and TPL’s role as a manager of managers. The Trustees also noted that the Adviser had been voluntarily waiving a portion of its advisory fee for several Trust funds in order to lower the overall expenses of those Funds. After full and careful consideration of the materials presented to the Trustees, the Trustees made the following conclusions: The fees charged by TPL for each Fund were not as low as some of its competitors, but the fees were not as high or higher than other competitors. Given that TPL’s fees fell into the upper median of fees charged, the Trustees concluded that the fees were not so high as to fall outside the realm of fees negotiated at arms length. Further, the Trustees noted with approval that the Adviser was voluntarily waiving a portion of its fees for certain Funds. That fact reinforced the Trustees’ conclusion that TPL was charging appropriate fees. In light of the unique facts and circumstances applicable to this Trust, the Trustees agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Trustees next discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Trustees noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds.

The Trustees also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Trustees noted that TPL’s current fee structure did not include breakpoints that would reduce the Adviser’s fee rate as the Fund grew in assets. The Trustees noted the discussion with Mr. Ally, where he acknowledged that at some point, breakpoints would be appropriate for certain Funds, but not at present. The Trustees also noted that the Adviser was currently voluntarily waiving a portion of its fees for certain Funds, which acted as a substitute for formal breakpoints. After full discussion, the Trustees agreed that breakpoints should be considered at some point to better allow the Funds to achieve economies of scale, but would not impose them at this time.

The Trustees next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Trustees noted that comprehensive performance information was provided at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Trustees, in its review of performance, generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment return. The Trustees acknowledged that the screening process employed by TPL disqualified a number of companies that constituted major contributors to the Funds’ underlying benchmark indices. Accordingly, th Trustees noted that in rising markets, absent compensating efforts by the Adviser and Sub-Advisers, the Funds would tend to under perform the market. In falling markets, the opposite should be the general case. After

Approval of Investment Advisory and Sub-Advisory Agreement

Timothy Plan	June 30, 2022 (Unaudited)

review of the Funds’ performance over time, the Trustees concluded that Fund performance was adequate and that the Adviser was performing this function in a professional manner. Further, the Trustees noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Trustees noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline.

The Trustees then reviewed the internal operations of TPL and examined whether or not TPL received any ancillary benefits from its relationship with the Trust. The Trustees noted that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any material ancillary benefits or profits deriving from its relationship with the Funds. The Trustees further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Trustees’s attention and responsible remedies offered and executed. The Trustees then discussed two questionnaire responses from TPL relating to TPL’s internal operations. First, the Trustees discussed TPL’s response to the question concerning compensation and whether TPL had a compensation plan in place to attract and retain highly qualified individuals. The Trustees expressed concern that TPL’s response did not provide sufficient detail to allow the Trustees to come to a reasonable conclusion with respect to this issue. Further, TPL had disclosed that during the past year, two of its wholesaler staff had resigned. Further inquiry had revealed that their resignations were compensation related. After full discussion, the Trustees agreed that the Adviser should be offered the opportunity to provide a more comprehensive response, especially with respect to recruiting and retaining retaining quality personnel. Next, the Trustees reviewed TPL’s proposed succession plan. The Trustees noted that the succession plan did not address the scenario where the head of TPL suddenly died or became incapacitated. This was problematic because during the prior day’s discussions with Mr. Ally, he had informed the Trustees that his proposed succession plan would not be immediately implemented because his chosen successors were not currently qualified to take over and he was not yet ready to step down. The Trustees were also very concerned about the qualifications, both now and in the future, of the personnel chosen by Mr. Ally to succeed him. The Trustees, several of whom are highly experienced businessmen, noted how rare it is for a person to possess all the business acumen and qualities that Art Ally possesses. The Trustees noted that in his succession Plan, Mr. Ally designated three different people to take over functions that he now performs alone. The Trustees also noted how difficult it is for a family business to make the transition from a family business to a large enterprise. The Trustees agreed that the Trust was no longer a small business, but was transitioning into a large enterprise, and in order to successfully make that transition, highly professional and experienced personnel would be required at the Adviser. The Trustees lastly noted for the record that in March, 2020, they had dispatched Mr. Ross and Mr. Jones to meet in person

Approval of Investment Advisory and Sub-Advisory Agreement

Timothy Plan	June 30, 2022 (Unaudited)

with Mr. Ally and express their concern with Mr. Ally’s succession planning. The Trustees unanimously agreed that the Adviser’s current succession plan is inadequate. The Trustees then formed a Succession Committee composed of Messrs. Ross, Mulder and Bissonette to work with the Adviser to create an acceptable succession plan that addressed both catastrophic and longer term scenarios.

After careful discussion and consideration, the Independent Trustee, themselves constituting a majority of the Trustees’s Trustees, unanimously voted to renew the Advisory Agreements until August 31, 2022 in order to give the Adviser sufficient time to address the Trustees concerns relating to compensation and succession. Mr. Ally and Mr. Tsague, by proxy given to Alan Ross, abstained from the vote. The Succession Committee was tasked with interfacing with the Advisor and working with Mr. Ally in an effort to address those concerns. In approving the renewal of the IA Agreement, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the IA Agreement renewal.

Subsequent considerations from the Timothy Plan Board Meeting held on May 13, 2022. Following the final panel presentation, the Independent Trustees met with legal counsel outside the presence of Trust management and the Interested Trustees.

The Independent Trustees discussed general Trust matters, then turned their attention to the ongoing discussions with the Adviser concerning the Adviser’s short and long term succession plans. The Succession Committee, composed of John Mulder, Alan Ross and Dale Bissonnette, reported on the progress being made and the activities of Patrice Tsague in working with the Adviser to develop a robust and workable plan. The Committee reported that it had made several recommendations to the Adviser and Mr. Tsague, among the most important of which was emphasizing the need to have a two-pronged succession plan covering long term outlook and sudden catastrophic loss.

The Committee reported that it had become apparent that the Adviser, despite its best efforts, would be hard pressed to complete its work before the August Board Meeting. The Trustees then discussed at length the steps they could take to both relieve the pressure on the Adviser and also continue to make the Adviser aware of how important this matter was to the Board.

After full and complete discussions concerning succession and the Adviser’s process in creating a robust plan, and in order to demonstrate the Trustee’s concern that the Adviser engage in a professional process of identifying highly qualified candidates for executive management positions, the Independent Trustees agreed to strongly recommend that the

Approval of Investment Advisory and Sub-Advisory Agreement

Timothy Plan	June 30, 2022 (Unaudited)

Adviser take the following actions to ensure that it successfully develops an appropriate succession plan in a timely manner;

1.

The Adviser should engage the services of an independent, third party professional search and evaluation firm (the “Firm”) and pay all costs associated with its efforts to assist in the development of its succession plan; and

2.	The Firm will develop full job descriptions and qualification criteria for each executive management position; and

3.	The Firm will evaluate existing staff at the Adviser with the goal of identifying personnel who are qualified to assume the role of Chief Executive Officer, both in the short and long term; and

4.	The Firm will evaluate and propose candidates from outside the Adviser, based on the job descriptions and qualification requirements it has developed.

After full and complete discussion, with each Trustee individually consenting to the proposed recommendations to the Adviser, and after consultation with legal counsel, the Independent Trustees, being a majority of the entire Board, resolved that the Investment Advisory Agreement by and between the Trust and Timothy Partners, Ltd. be renewed and extended until February 28, 2023.

Victory Capital Management: Sub-Advisor to the US Large Mid Cap Core ETF, High Dividend Stock ETF, International ETF, and US Small Cap Core ETF.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Victory Capital Management (“Victory”), on behalf of the Timothy Plan US Large Mid Cap Core ETF, High Dividend Stock ETF, International ETF, US Small Cap Core ETF, US Large Mid Cap Core Enhanced ETF and High Dividend Stock Enhanced ETF. The Trustees considered the following factors in arriving at its conclusions to renew the Victory Sub-Advisory Agreement. The Trustees first noted that Mr. Ally had expressed his unqualified approval of Victory and the job it had done for the ETF’s over the past year, and his opinion that without question the Victory Agreement should be renewed for an additional year. The Trustees also noted the favorable review given the previous day by UBS PRIME Consultants. The Trustees then considered the fees charged by Victory in light of the services provided by Victory. The Trustees noted that the fees payable to Victory were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Victory. After full and careful consideration, the Trustees, the Trustees agreed that the fees charged by Victory and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Victory. Next, the Trustees discussed the nature, extent and quality of Victory’s services to each Fund, including the investment performance of the Funds under Victory’s investment management. The Trustees generally approved of Victory’s

Approval of Investment Advisory and Sub-Advisory Agreement

Timothy Plan	June 30, 2022 (Unaudited)

performance, noting that the Funds managed by Victory invested in a manner that did not rely exclusively on investment performance. Further, the Trustees noted the Funds managed by Victory were ETF’s based on proprietary indices and that fund performance should closely follow index performance. The Trustees noted that they had examined ETF performance vs each Fund’s index and the performance correlations were adequate. The Trustees noted with approval Victory’s ongoing efforts to maintain such consistent investment discipline, as well as Victory’s service to the Funds in creating, implementing and monitoring the proprietary indices upon which the ETF’s were built. Next, the Trustees considered whether Victory’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was moot with respect to the Victory Sub-Advisory Agreement because Victory was paid out of the fees paid to TPL. After careful discussion and consideration, the Trustees, including the independent Trustees separately concurring, unanimously determined that the renewal of the Victory Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Victory Sub-Advisory Agreement, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the Victory Sub-Advisory Agreement renewal. Mr. Ally and Mr. Tsague voted by proxy held by Mr. Ross.

Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at

etf.timothyplan.com	800.846.7526

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable — only for annual reports.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Timothy Plan

By (Signature and Title)	/s/ Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date August 25, 2022